UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number:  811-6068

                  ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2004

                      Date of reporting period: April 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN
INSTITUTIONAL
RESERVES


ANNUAL REPORT
APRIL 30, 2004

PORTFOLIO OF INVESTMENTS
April 30, 2004

                     AllianceBernstein Institutional Reserves - Prime Portfolio
_______________________________________________________________________________



 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             COMMERCIAL
             PAPER-56.0%
             Amstel Funding
$   21,500   8/12/04 (a)                                 1.11%   $   21,431,720
             ASB Bank
     8,816   6/01/04 (a)                                 1.04         8,808,105
    30,000   6/08/04 (a)                                 1.05        29,966,750
             Aspen Funding Corp.
    50,000   5/17/04 (a)                                 1.03        49,977,111
             Atlantis One Funding
    30,000   8/02/04 (a)                                 1.08        29,916,300
    44,330   7/07/04 (a)                                 1.09        44,240,072
             Bank of America Corp.
    30,000   5/10/04                                     1.05        29,992,125
             Bank of Ireland
    23,000   8/23/04 (a)                                 1.13        22,917,698
    25,000   5/07/04 (a)                                 1.17        24,995,125
             Banque Caisse
             D'Epargne L'Etat
    21,500   9/16/04                                     1.09        21,410,166
    37,000   12/20/04                                    1.11        36,735,383
    16,800   12/23/04                                    1.13        16,675,549
     8,000   6/07/04                                     1.19         7,990,216
             Banque Generale du
             Luxembourg
    15,300   7/30/04                                     1.12        15,257,351
             Barton Capital
    40,000   5/05/04 (a)                                 1.03        39,995,422
             Citigroup Global
             Markets
    15,000   6/14/04                                     1.04        14,981,025
             Clipper Receivables
             Corp.
    25,000   5/25/04 (a)                                 1.04        24,982,667
             Credit Suisse
             First Boston
    25,000   7/12/04 (a)                                 1.09        24,945,500
             Danske Corp.
     9,000   5/13/04                                     1.16         8,996,520
             Delaware Funding
    29,206   5/24/04 (a)                                 1.03        29,186,781
             Den Norske Bank
    20,000   5/18/04                                     1.06        19,989,989
             Depfa Bank
             Europe PLC
    17,000   7/29/04 (a)                                 1.09        16,954,190
    10,000   9/07/04 (a)                                 1.11         9,960,404
             DNB Nor
             Bank ASA
     7,500   5/19/04                                     1.05         7,496,063
             Fairway Finance
    10,124   5/10/04                                     1.04        10,121,368
    28,319   5/13/04                                     1.04        28,309,183
             Falcon Asset
             Securitization
    15,000   5/13/04 (a)                                 1.04        14,994,800
             Galaxy Funding
    20,000   6/14/04 (a)                                 1.04        19,974,578
             Gemini Securitization
     5,000   5/10/04 (a)                                 1.03         4,998,712
             General Electric
             Capital
    50,000   5/12/04                                     1.02        49,984,417
    50,000   5/13/04                                     1.02        49,983,000
    18,000   8/16/04                                     1.09        17,941,685
             General Electric
             International
    20,000   5/12/04 (a)                                 1.03        19,993,705
             Giro Balanced
             Funding Corp.
    10,000   5/17/04 (a)                                 1.04         9,995,378
    50,000   5/14/04 (a)                                 1.05        49,981,132
    15,119   6/07/04 (a)                                 1.05        15,102,684
             Goldman Sachs
    50,000   5/11/04                                     1.02        49,985,833
             Greenwich Capital
    15,000   8/17/04 (a)                                 1.08        14,951,400
             HBOS Treasury
             Services
             (Hali-Bkscot) PLC
    20,000   7/08/04                                     1.09        19,958,822
    50,000   8/16/04                                     1.09        49,838,757
     4,000   6/22/04                                     1.11         3,993,587
    12,700   8/09/04                                     1.11        12,660,842
             HSBC (Hong
             Kong Sh-Republic)
             PLC
    16,500   7/13/04                                     1.08        16,463,865
    15,000   8/09/04                                     1.08        14,955,000
    20,800   9/28/04                                     1.09        20,705,533
             ING American
             Insurance Holdings
    12,000   6/25/04                                     1.03        11,981,117
    15,000   8/12/04                                     1.06        14,954,508
    21,000   9/03/04                                     1.08        20,921,250
             Morgan Stanley
     5,475   5/10/04                                     1.03         5,473,590
    50,000   5/28/04                                     1.03        49,961,375
             Nationwide Building
             Society
    22,550   6/24/04                                     1.06        22,514,145
             NBNZ International
             London
     6,000   6/15/04(a)                                  1.05         5,992,162
    14,300   6/03/04 (a)                                 1.11        14,285,450
    18,000   10/05/04 (a)                                1.15        17,909,725
             Network Rail
    14,400   7/20/04 (a)                                 1.09        14,365,120
     9,000   10/14/04 (a)                                1.17         8,951,445

PORTFOLIO OF INVESTMENTS
(continued)

                     AllianceBernstein Institutional Reserves - Prime Portfolio
_______________________________________________________________________________


 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Nordeutsche
             Landesbank
             Luxembourg
$    7,000   5/13/04 (a)                                 1.04%   $    6,997,597
    20,000   5/18/04 (a)                                 1.04        19,990,178
    15,000   5/19/04 (a)                                 1.04        14,992,238
    18,000   5/27/04 (a)                                 1.04        17,986,480
     6,000   5/20/04 (a)                                 1.05         5,996,675
    17,500   7/01/04 (a)                                 1.06        17,468,568
             Nordec N.A.
    10,000   7/19/04                                     1.07         9,976,519
             Northern Rock PLC
     5,000   6/08/04                                     1.04         4,994,511
     3,700   6/28/04                                     1.04         3,693,800
    27,600   7/26/04                                     1.09        27,528,133
             Preferred Receivables
             Funding Corp.
    11,063   5/21/04 (a)                                 1.04        11,056,639
             Santander Finance
             Delaware
    38,000   8/06/04                                     1.08        37,889,420
             Scaldis Capital LLC
    17,000   5/25/04 (a)                                 1.04        16,988,213
     8,000   6/07/04 (a)                                 1.12         7,990,791
             Sheffield Receivables
    22,240   5/06/04 (a)                                 1.03        22,236,818
    75,000   5/24/04 (a)                                 1.04        74,950,167
             Societe Generale
             North America
    18,000   5/04/04                                     1.05        17,998,425
    13,000   6/08/04                                     1.06        12,985,454
    12,800   12/23/04                                    1.12        12,706,020
             Steamboat Funding
             Corp.
    30,000   5/07/04 (a)                                 1.04        29,994,800
             Toyota Motor Credit
    75,000   5/11/04 (a)                                 1.02        74,978,750
    14,300   5/19/04 (a)                                 1.03        14,292,635
             UBS Finance
     7,900   5/03/04                                     1.02         7,899,552
             Westpac Capital
    17,400   6/15/04                                     1.06        17,376,945
    14,200   8/17/04                                     1.08        14,155,270
     9,000   8/12/04                                     1.09         8,971,933
             Yorktown Capital
    40,000   5/05/04 (a)                                 1.02        39,995,467
    25,000   5/14/04 (a)                                 1.03        24,990,701
                                                                 --------------
             Total Commercial Paper
             (amortized cost
             $1,817,089,099)                                      1,817,089,099
                                                                 --------------
             CERTIFICATES OF
             DEPOSIT-17.2%
             Branch Banking
             and Trust
    15,000   1.045%, 6/24/04                             1.05        15,000,000
             Citibank N.A.
    30,000   1.035%, 6/21/04                             1.04        30,000,000
             Credit Agricole
             Indosuez
    25,000   1.11%, 9/21/04                              1.11        25,000,000
    14,000   1.13%, 9/29/04                              1.13        14,000,292
    17,900   1.26%, 12/29/04                             1.26        17,900,000
             Credit Lyonnais
    12,000   1.225%, 12/31/04                            1.14        12,006,774
             Danske Bank
    10,000   1.105%, 7/30/04                             1.11        10,000,000
             Deutsche Bank
    21,600   1.25%, 10/25/04                             1.20        21,605,212
             Dexia CLF
    25,000   1.08%, 8/31/04 (a)                          1.08        25,000,000
             Dexia Bank
    16,800   1.14%, 12/29/04                             1.14        16,800,000
             HBOS (Halifax-Bk
             Of Scotland)
    16,800   1.14%, 12/31/04                             1.14        16,800,000
             HSH Nordbank
    13,000   1.175%, 6/09/04                             1.07        13,001,442
             Landesbank Baden-
             Wurttemberg
    19,000   1.095%, 7/16/04                             1.08        19,000,591
             Natexis Banque
             New York Branch
    17,000   1.205%, 5/27/04                             1.19        17,000,183
             Nordea Bank
     8,000   1.27%, 8/04/04                              1.03         7,999,369
             State Street
             Bank Trust
    45,000   1.03%, 6/10/04                              1.03        45,000,000
    14,000   1.085%, 6/29/04                             1.08        14,000,114
             Svenska
             Handelsbanken
    34,000   1.08%, 8/19/04                              1.08        34,000,000
             Toronto Dominion
             Bank
    16,000   1.075%, 8/25/04                             1.08        16,000,000
             Unicredito Italiano
    10,000   1.045%, 6/01/04                             1.05        10,000,000
             Wells Fargo Bank
    46,000   1.02%, 5/17/04                              1.00        46,000,000
    26,300   1.02%, 5/11/04                              1.02        26,300,000
    20,000   1.03%, 5/19/04                              1.02        20,000,000
    40,000   1.03%, 5/26/04                              1.03        40,000,000
             Westdeutsche
             Landesbank
    45,000   1.10%, 7/22/04 (a)                          1.10        45,000,000
                                                                 --------------
             Total Certificates
             of Deposit
             (amortized cost
             $557,413,977)                                          557,413,977
                                                                 --------------

                     AllianceBernstein Institutional Reserves - Prime Portfolio
_______________________________________________________________________________


 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             U.S. GOVERNMENT
             AGENCY
             OBLIGATIONS-12.9%
             Federal Home
             Loan Bank
$   93,000   0.985%, 8/25/04 FRN                         1.02%   $   92,989,616
   150,000   0.99%, 9/27/04 FRN                          1.03       149,975,480
    10,500   6.82%, 12/10/04                             1.15        10,858,909
     9,200   1.17%, 12/16/04                             1.17         9,200,000
             Federal Home Loan
             Mortgage Corporation
    29,000   1.17%, 8/20/04                              1.17        29,000,000
             Federal National
             Mortgage Association
    80,000   1.04%, 2/11/05 FRN                          1.06        79,987,441
    25,000   1.045%, 10/28/04 FRN                        1.09        24,995,082
     8,000   1.06%, 5/05/04                              1.16         7,998,969
    15,000   1.61%, 12/30/04                             1.61        15,000,000
                                                                 --------------
             Total U.S. Government
             Agency Obligations
             (amortized cost
             $420,005,497)                                          420,005,497
                                                                 --------------
             CORPORATE
             OBLIGATIONS-5.8%
             Beta Finance, Inc.
    21,500   1.075%, 2/09/05
             FRN (a)                                     1.07        21,500,834
     8,000   1.08%, 1/28/05
             FRN (a)                                     1.08         8,000,000
             Canadian Imperial
             Bank of Commerce
    18,000   1.045%, 5/28/04
             FRN                                         1.05        18,000,000
             Centauri Corp.
             USA, Inc.
    14,000   1.062%, 5/12/04
             FRN MTN (a)                                 1.06        13,999,990
    16,000   1.075%, 1/28/05
             FRN MTN (a)                                 1.08        15,999,406
             Chase Bank USA
    21,000   1.06%, 7/07/04 FRN                          1.06        21,000,000
             Citigroup (Assoc.
             Corp. N.A.)
    20,000   1.21%, 6/15/04 FRN                          1.05        20,004,111
             Dorada Finance, Inc.
    16,000   1.08%, 1/26/05
             FRN (a)                                     1.08        16,000,000
             K2 (USA) LLC
    25,000   1.06%, 3/24/05
             FRN (a)                                     1.07        24,997,843
             Sigma Finance, Inc.
    18,000   1.055%, 7/16/04
             FRN MTN (a)                                 1.07        17,999,627
    10,000   1.18%, 12/17/04
             FRN MTN (a)                                 1.07        10,007,414
                                                                 --------------
             Total Corporate
             Obligations
             (amortized cost
             $187,509,225)                                          187,509,225
                                                                 --------------
             REPURCHASE
             AGREEMENTS-5.8%
             Bank of America
    75,000   1.04%, dated 4/29/04,
             due 5/03/04 in the
             amount of $75,008,667
             (cost $75,000,000;
             collateralized by
             $83,005,965 FNMA,
             6.00%, due 2/1/34,
             value $76,500,000)                          1.04        75,000,000
             Merrill Lynch
    25,000   1.03%, dated 3/17/04,
             due 6/04/04 in the
             amount of $25,056,507
             (cost $25,000,000;
             collateralized by
             $14,392,453 FMAC,
             6.00%-9.00%, due
             11/01/04-2/01/32,
             $29,681,681 FNMA,
             4.50%-7.50%,
             due 5/01/07-5/01/34
             value $25,500,162) (b)                      1.03        25,000,000
             Merrill Lynch
    25,000   1.03%, dated 3/17/04,
             due 6/25/04 in the
             amount of $25,071,528
             (cost $25,000,000;
             collateralized by
             $25,245,000 FNMA,
             0.00%, due 8/01/33,
             value $25,502,220) (b)                      1.03        25,000,000
             Merrill Lynch
    25,000   1.03%, dated 3/17/04,
             due 6/28/04 in the
             amount of $25,073,674
             (cost $25,000,000;
             collateralized by
             $352,197,656,
             FMAC, 0.00%,
             due 6/01/30-4/01/31,
             $5,240,000, FNMA 0.00%,
             due 8/01/33, value
             $25,502,863) (b)                            1.03        25,000,000

PORTFOLIO OF INVESTMENTS
(continued)

                     AllianceBernstein Institutional Reserves - Prime Portfolio
_______________________________________________________________________________


 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Paribas Corp.
$   40,000   1.04%, dated 4/30/04,
             due 5/03/04 in the
             amount of $40,003,467
             (cost $40,000,000;
             collateralized by
             $35,537,000 FMAC,
             7.00% due 3/15/10,
             value $40,801,096)                          1.04%   $   40,000,000
                                                                 --------------
             Total Repurchase
             Agreements
             (amortized cost
             $190,000,000)                                          190,000,000
                                                                 --------------
             TIME DEPOSITS-1.9%
             Societe Generale
    61,000   1.05%, 5/03/04
             (amortized cost
             $61,000,000)                                1.05%      $61,000,000
                                                                 --------------
             TOTAL
             INVESTMENTS-99.6%
             (amortized cost
             $3,233,017,798)                                      3,233,017,798
             Other assets less
             liabilities-0.4%                                        11,469,115
                                                                 --------------
             NET ASSETS-100%                                     $3,244,486,913
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
April 30, 2004

               AllianceBernstein Institutional Reserves - Government Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             U.S. GOVERNMENT
             AGENCY
             OBLIGATIONS-50.6%
             FEDERAL NATIONAL
             MORTGAGE
             ASSOCIATION-24.8%
$    5,000   7/21/04                                     1.05%   $    4,988,244
    10,000   8/02/04                                     1.05         9,972,875
    12,980   8/11/04                                     1.05        12,941,384
     5,000   8/18/04                                     1.05         4,984,104
     5,000   8/25/04                                     1.05         4,983,083
    10,000   5/03/04                                     1.06         9,999,411
    23,390   5/05/04                                     1.06        23,387,245
     6,000   9/29/04                                     1.06         5,973,323
    30,000   2/11/05 FRN                                 1.06        29,995,290
    10,000   9/01/04                                     1.07         9,963,442
    10,000   9/10/04                                     1.07         9,960,767
    10,000   8/04/04                                     1.09         9,971,236
    40,000   10/28/04 FRN                                1.09        39,992,131
     9,000   6/09/04                                     1.10         8,989,275
    10,000   6/23/04                                     1.11         9,983,658
     5,395   1/18/05                                     1.15         5,349,847
     5,000   10/13/04                                    1.16         4,973,417
     5,000   12/01/04                                    1.17         4,965,225
    10,000   12/30/04                                    1.61        10,000,000
                                                                 --------------
                                                                    221,373,957
                                                                 --------------
             FEDERAL HOME
             LOAN MORTGAGE
             CORP.-15.7%
    10,000   6/01/04                                     1.06         9,990,872
    10,800   7/13/04                                     1.06        10,776,837
     7,750   8/16/04                                     1.06         7,725,583
     5,000   8/31/04                                     1.06         4,982,124
     8,743   9/28/04                                     1.06         8,704,385
     9,795   5/10/04                                     1.07         9,792,380
    15,000   7/27/04                                     1.07        14,961,394
    19,390   8/24/04                                     1.07        19,324,503
    10,000   9/09/04                                     1.07         9,961,064
    10,000   8/03/04                                     1.10         9,971,278
     8,240   11/15/04                                    1.10         8,334,572
     5,350   12/28/04                                    1.10         5,310,603
    15,000   8/20/04 MTN                                 1.17        15,000,000
     5,000   12/06/04                                    1.17         4,964,413
                                                                 --------------
                                                                    139,800,008
                                                                 --------------
             FEDERAL HOME
             LOAN BANK-10.1%
    50,000   9/27/04 FRN                                 1.03        49,991,827
    10,000   7/09/04                                     1.04         9,980,067
    15,000   7/28/04                                     1.06        14,961,133
     4,462   7/14/04                                     1.09         4,452,049
     5,000   7/30/04                                     1.09         4,986,437
     6,000   12/10/04                                    1.15         6,205,091
                                                                 --------------
                                                                     90,576,604
                                                                 --------------
             Total U.S. Government
             Agency Obligations
             (amortized cost
             $451,750,569)                                          451,750,569
                                                                 --------------
             REPURCHASE
             AGREEMENTS-48.8%
             Bank Of America
     5,000   1.02%, dated 4/23/04,
             due 5/10/04 in the
             amount of $5,002,408
             (cost $5,000,000;
             collateralized by
             $5,533,731 FNMA,
             6.00%, due 2/1/34,
             value $5,100,000) (b)                       1.02         5,000,000
             Bank Of America
     7,000   1.02%, dated 4/21/04,
             due 5/19/04 in the
             amount of $7,005,553
             (cost $7,000,000;
             collateralized by
             $7,747,224 FNMA,
             6.00%, due 2/1/34,
             value $7,140,001) (b)                       1.02         7,000,000
             Bank Of America
    25,000   1.02%, dated 4/16/04,
             due 5/26/04 in the
             amount of $25,028,333
             (cost $25,000,000;
             collateralized by
             $27,668,655 FNMA,
             6.00%, due 2/1/34,
             value $25,500,000) (b)                      1.02        25,000,000
             Bank Of America
    10,000   1.05%, dated 2/10/04,
             due 6/08/04 in the
             amount of $10,034,708
             (cost $10,000,000;
             collateralized by
             $11,067,462 FNMA,
             6.00% due 2/1/34,
             value $10,200,000) (b)                      1.05        10,000,000
             CS First Boston Corp.
    25,000   1.02%, dated 3/23/04,
             due 5/12/04 in the
             amount of $25,035,417
             (cost $25,000,0000;
             collateralized by
             $24,019,194
             FMAC, 0.00%, due
             2/01/24-1/01/33,
             $17,105,000
             FNMA, 0.00%,
             due 4/01/33, value
             $25,503,455) (b)                            1.02        25,000,000
             CS First Boston Corp.
    10,000   1.03%, dated 4/13/04,
             due 5/14/04 in the
             amount of $10,008,869
             (cost $10,000,000;
             collateralized by
             $13,680,000 FNMA,
             0.00%, due 4/01/33,
             value $10,203,496) (b)                      1.03        10,000,000

PORTFOLIO OF INVESTMENTS
(continued)

                AllianceBernstein Institutional Reserves - Government Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             CS First Boston Corp.
$   10,000   1.03%, dated 4/13/04,
             due 5/25/04 in the
             amount of $10,012,017
             (cost $10,000,000;
             collateralized by
             $19,530,000
             FMAC, 0.00%,
             due 8/01/32-1/01/33,
             value $10,200,257) (b)                      1.03%   $   10,000,000
             Deutsche Bank
    10,000   1.02%, dated 3/12/04,
             due 5/06/04 in the
             amount of $10,015,583
             (cost $10,000,000;
             collateralized by
             $10,328,002 FNMA,
             2.38%, due 2/15/07,
             value $10,200,144)                          1.02        10,000,000
             Deutsche Bank
    15,000   1.03%, dated 3/04/04,
             due 5/17/04 in the
             amount of $15,031,758
             (cost $15,000,000;
             collateralized by
             $20,745,000,
             $15,492,000, FNMA,
             2.32% due 2/15/07,
             value $15,300,217) (b)                      1.03        15,000,000
             Deutsche Bank
    10,000   1.03%, dated 3/02/04,
             due 5/27/04 in the
             amount of $10,024,606
             (cost $10,000,000;
             collateralized by
             $10,328,000, FNMA,
             2.38%, due 2/15/07,
             value $10,200,144 (b)                       1.03        10,000,000
             Dresdner
    21,000   1.03%, dated 4/30/04,
             due 5/03/04 in the
             amount of $21,001,803
             (cost $21,000,000;
             collateralized by
             $4,590,000 FHLB,
             7.63%, due 5/15/07,
             $16,155,000 FHLB,
             0.00%-3.38%,
             due 2/27/07-8/12/08
             value $21,423,968)                          1.03        21,000,000
             Goldman Sachs & Co.
    30,000   0.99%, dated 4/26/04,
             due 5/03/04 in the
             amount of $30,005,775
             (cost $30,000,000;
             collateralized by
             $31,938,368 FNMA,
             5.00%, due 3/1/34,
             value $30,600,000                           0.99        30,000,000
             Goldman Sachs & Co.
    10,000   1.05%, dated 3/23/04,
             due 9/30/04 in the
             amount of $10,055,708
             (cost $10,000,000;
             collateralized by
             $10,646,123, FNMA,
             5.00%, due 3/1/34,
             value $10,200,000                           1.05        10,000,000
             Greenwich Capital Market
    10,000   1.02%, dated 4/19/04,
             due 6/03/04 in the
             amount of $10,012,750
             (cost $10,000,000;
             collateralized by
             $24,692,499
             FNMA, 0.00%, due
             6/01/32-5/01/34,
             value $10,200,059) (b)                      1.02        10,000,000
             Greenwich Capital Market
    10,000   1.02%, dated 4/19/04,
             due 6/07/04 in the
             amount of $10,013,883
             (cost $10,000,000;
             collateralized by
             $10,835,000
             FNMA, 0.00%,
             due 5/01/34, value
             $10,202,139) (b)                            1.02        10,000,000
             Greenwich Capital Market
    15,000   1.05%, dated 2/24/04,
             due 5/24/04 in the
             amount of $15,039,375
             (cost $15,000,000;
             collateralized by
             $13,245,000 FMAC,
             0.00%, due 11/01/32,
             $11,682,347 FNMA,
             0.00%, due 7/01/33
             value $15,300,976) (b)                      1.03        15,000,000
             Lehman Brothers
    10,000   1.02%, dated 4/20/04,
             due 6/11/04 in the
             amount of $10,014,733
             (cost $10,000,000;
             collateralized by
             $4,225,000 FMAC,
             0.00%, due 1/01/20,
             $11,434,576 FMAC,
             0.00%, due
             4/01/33-4/01/34,
             value $10,201,335) (b)                      1.02        10,000,000
             Lehman Brothers
    25,000   1.02%, dated 4/16/04,
             due 6/17/04 in the
             amount of $25,043,917
             (cost $25,000,000;
             collateralized by
             $18,966,000 U.S.Treasury
             Bond 8.00%-14.00%,
             due 11/15/11-11/15/21,
             value $25,482,836) (b)                      1.02        25,000,000

                AllianceBernstein Institutional Reserves - Government Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Lehman Brothers
$   10,000   1.03%, dated 4/19/04,
             due 7/08/04 in the
             amount of $10,022,889
             (cost $10,000,000;
             collateralized by
             $13,822,997
             FNMA, 0.00%, due
             1/01/32-4/01/34,
             value $10,201,452) (b)                      1.03%   $   10,000,000
             Merrill Lynch
    15,000   1.01%, dated 4/16/04,
             due 5/11/04 in the
             amount of $15,010,521
             (cost $15,000,000;
             collateralized by
             $5,455,000 FMAC,
             4.50%-8.50%, due
             6/01/06-9/01/13,
             $16,666,613 FNMA,
             5.00%-7.00%, due
             12/01/13-5/01/34,
             value $15,302,102) (b)                      1.01        15,000,000
             Merrill Lynch
    15,000   1.01%, dated 4/16/04,
             due 5/18/04 in the
             amount of $15,013,467
             (cost $15,000,000;
             collateralized by
             $11,911,406 FMAC,
             6.50%-8.00%, due
             9/01/07-9/01/31,
             $22,825,838 FNMA,
             4.00%-8.00% due
             6/01/15-5/01/34,
             value $15,301,187) (b)                      1.01        15,000,000
             Merrill Lynch
    13,000   1.02%, dated 3/24/04,
             due 5/20/04 in the
             amount of $13,020,995
             (cost $13,000,000;
             collateralized by
             $6,563,492 FMAC,
             4.50%-5.00%,
             9/01/13-4/01/34,
             $17,825,770 FNMA
             5.93%-6.50%, due
             12/01/08-12/01/32,
             value $13,261,189) (b)                      1.02        13,000,000
             Morgan Stanley
    15,000   1.02%, dated 3/10/04,
             due 5/04/04 in the
             amount of $15,023,375
             (cost $15,000,000;
             collateralized by
             $15,740,777 FNMA,
             5.00%, due 4/1/34,
             value $15,300,000)                          1.02        15,000,000
             Morgan Stanley
    10,000   1.05%, dated 3/23/04,
             due 9/20/04 in the
             amount of $10,052,792
             (cost $10,000,000;
             collateralized by
             $17,607,997 FNMA,
             6.00%, due 2/1/23,
             value $10,200,001) (b)                      1.05        10,000,000
             Morgan Stanley
     5,000   1.06%, dated 4/16/04,
             due 7/16/04 in the
             amount of $5,013,397
             (cost $5,000,000;
             collateralized by
             $5,246,926 FNMA,
             5.00%, due 5/1/34,
             value $5,100,000) (b)                       1.06         5,000,000
             UBS Warburg LLC
    10,000   1.02%, dated 3/10/04,
             due 5/07/04 in the
             amount of $10,016,433
             (cost $10,000,000;
             collateralized by
             $14,900,000 FNST,
             0.00%, due
             9/01/33-3/01/34,
             value $10,201,693) (b)                      1.02        10,000,000
             UBS Warburg LLC
    10,000   1.03%, dated 4/13/04,
             due 5/13/04 in the
             amount of $10,008,583
             (cost $10,000,000;
             collateralized by
             $15,580,000 FNST,
             0.00%, due 9/01/33,
             value $10,200,649) (b)                      1.03        10,000,000
             UBS Warburg LLC
    10,000   1.03%, dated 4/13/04,
             due 5/21/04 in the
             amount of $10,010,872
             (cost $10,000,000;
             collateralized by
             $15,580,000 FNST,
             0.00%, due 9/01/33,
             value $10,200,649) (b)                      1.03        10,000,000
             UBS Warburg LLC
    15,000   1.03%,dated 3/08/04,
             due 6/21/04 in the
             amount of $15,045,063
             (cost $15,000,000;
             collateralized by
             $22,965,000 FNST,
             0.00%, due 1/01/34,
             value $15,302,024) (b)                      1.03        15,000,000

PORTFOLIO OF INVESTMENTS
(continued)

                AllianceBernstein Institutional Reserves - Government Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Wachovia Capital
$   20,000   1.03%,dated 4/13/04,
             due 5/28/04 in the
             amount of $20,025,750
             (cost $20,000,000;
             collateralized by
             $11,308,253 FMAC,
             4.78%-7.00%, due
             11/20/06-8/01/33,
             $112,263 FNMA,
             4.50%-5.50%, due
             5/01/18-10/01/33
             value $20,400,019) (b)                      1.03%   $   20,000,000
             Wachovia Capital
    15,000   1.03%,dated 3/23/04,
             due 6/14/04 in the
             amount of $15,035,621
             (cost $15,000,000;
             collateralized by
             $524,000 FMAC,
             0.00%-6.50%, due
             11/20/06-11/01/22,
             $12,545,000 FHLB,
             2.80%-6.13% due
             8/25/06-10/01/18,
             $3,455,509 FNMA,
             2.00%-7.50%, due
             12/15/06-12/01/32,
             value $15,300,088) (b)                      1.03        15,000,000
             Wachovia Capital
    15,000   1.03%,dated 3/22/04,
             due 6/24/04 in the
             amount of $15,040,342
             (cost $15,000,000;
             collateralized by
             $3,829,539 FMAC,
             4.00%-6.50%, due
             10/22/08-4/01/33,
             $11,225,000 FHLB,
             0.00%-6.25%, due
             2/15/06-8/27/18,
             $2,062,770 FNMA,
             5.50%-7.50%, due
             12/01/16-7/01/31,
             value $15,300,126) (b)                      1.03        15,000,000
                                                                 --------------
             Total Repurchase
             Agreements
             (amortized cost
             $436,000,000)                                          436,000,000
                                                                 --------------
             TOTAL
             INVESTMENTS-99.4%
             (amortized cost
             $887,750,569)                                          887,750,569
             Other assets less
             liabilities-0.6%                                         5,011,116
                                                                 --------------
             NET ASSETS-100%                                     $  892,761,685
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
April 30, 2004

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             MUNICIPAL
             BONDS-79.0%
             ALABAMA-1.8%
             Mobile Health
             Special Care
$    6,115   (Infirmary Health
             Systems, Inc.)
             Series 00A VRDN
             1/01/25(d)                                  1.10%   $    6,115,000
             Mobile Medical
             Clinic Board
     2,145   (Spring Hill Professional
             Ltd.) Series 96 VRDN
             2/01/11(d)                                  1.17         2,145,000
             Talladega County
    13,525   (Special Obligation
             School Warrants)
             Series 03 VRDN
             2/01/31(d)                                  1.12        13,525,000
                                                                 --------------
                                                                     21,785,000
                                                                 --------------
             ALASKA-0.6%
             Valdez Marine
             (BP Pipeline
             Project Inc.)
     4,000   Series 03A VRDN
             6/01/37(d)                                  1.10         4,000,000
     4,000   Series 01K VRDN
             7/01/37(d)                                  1.10         4,000,000
                                                                 --------------
                                                                      8,000,000
                                                                 --------------
             ARIZONA-0.6%
             Phoenix IDA
     6,900   (Desert Botanical
             Garden Project) VRDN
             7/01/35(d)                                  1.11         6,900,000
                                                                 --------------
             ARKANSAS-0.3%
             Greene County IDA
     4,200   (Jimmy Sanders, Inc.)
             Series 99 AMT VRDN
             8/01/09(d)                                  1.27         4,200,000
                                                                 --------------
             CALIFORNIA-2.4%
             Alameda County IDR
     3,510   (Heat & Control Inc.
             Project) Series 95A
             AMT VRDN
             11/01/25(d)                                 1.20         3,510,000
             Big Bear Lake IDR
     1,500   (Southwest Gas
             Corporation Project)
             Series 93A
             AMT VRDN
             12/01/28(d)                                 1.14         1,500,000
             California Pollution
             Control SWDR
     2,600   (Marborg Industries
             Project)
             Series 02 AMT VRDN
             6/01/22(d)                                  1.15         2,600,000
     4,000   (Norcal Waste
             Systems Inc.)
             Series 02A
             AMT VRDN
             7/01/27(d)                                  1.15         4,000,000
     8,000   (B & B Dairy LLC
             Project)
             Series 03 AMT VRDN
             10/01/28(d)                                 1.21         8,000,000
             Golden Empire
             School Finance
             Authority
     9,100   (Kern High
             School Dist)
             Series 95B VRDN
             12/01/24(d)                                 1.07         9,100,000
                                                                 --------------
                                                                     28,710,000
                                                                 --------------
             COLORADO-2.4%
             Colorado Education
             & Cultural Facility
             Authority
     9,500   (Fuller Theological
             Seminary Project)
             Series 04A VRDN
             8/01/35(d)                                  1.22         9,500,000
             Colorado Health
             Facility Authority
    12,580   (Bethesda Living
             Centers Project)
             Series 99 VRDN
             8/15/30(d)                                  1.11        12,580,000
             Traer Creek
     7,300   (Metropolitan District
             Company Revenue)
             Series 02 VRDN
             10/01/21(d)                                 1.17         7,300,000
                                                                 --------------
                                                                     29,380,000
                                                                 --------------
             CONNECTICUT-0.3%
             Connecticut St HEFA
     4,000   (Hartford Hospital)
             Series 00B VRDN
             7/01/30(d)                                  1.08         4,000,000
                                                                 --------------
             FLORIDA-6.3%
             Alachua County IDR
     5,000   (Rock Indus Inc.
             Project) AMT VRDN
             11/01/22(d)                                 1.20         5,000,000

PORTFOLIO OF INVESTMENTS
(continued)

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Broward County
             HFA MFHR
$    1,000   (Sawgrass Pines
             Apartments)
             Series 93A AMT VRDN
             11/01/23(d)                                 1.12%   $    1,000,000
             Davie Florida
     6,475   (United Jewish
             Community Project)
             Series 03 VRDN
             1/1/25(d)                                   1.10         6,475,000
             Florida HFA MFHR
     4,500   (EEE Carlton
             Arms II) VRDN
             12/01/08(d)                                 1.17         4,500,000
     8,300   (Hampton Lakes Project)
             Series 85U VRDN
             7/1/08(d)                                   1.12         8,300,000
             Florida Housing
             Finance Corp. MFHR
     1,000   (Charleston Landings
             Apartments)
             Series 01 I-A VRDN
             7/01/31(d)                                  1.08         1,000,000
     3,400   (Victoria Park
             Apartments)
             Series 02J-1 VRDN
             10/15/32(d)                                 1.10         3,400,000
     5,000   (Wexford Apartments)
             Series 03P AMT VRDN
             8/1/35(d)                                   1.13         5,000,000
             Hillsborough County
             HFA MFHR
     2,000   (Brandon Crossing
             Apartments)
             Series 98A
             AMT VRDN
             11/15/31(d)                                 1.14         2,000,000
             Hillsborough County
             IDA MFHR
     3,500   (Tampa Metropolitian
             Area YMCA Project)
             Series 00 VRDN
             3/01/25(d)                                  1.15         3,500,000
             Jacksonville Economic
             Development
             Commission
     2,220   (Bolles School Project)
             Series 99A VRDN
             7/01/14(d)                                  1.08         2,220,000
             Manatee County
             HFA MFHR
    17,420   (Village at Cortez
             Apartment)
             Series 03 AMT VRDN
             1/15/37(d)                                  1.12        17,420,000
             Miami Dade
             County HFA
     1,600   (Ward Towers
             Assisted Living
             Facility)
             Series 02-8
             AMT VRDN
             8/01/33(d)                                  1.20         1,600,000
             Miami Dade
             County IDA
     2,000   (Badia Spices Inc
             Project)
             Series 03 AMT VRDN
             11/01/23(d)                                 1.20         2,000,000
             Ocean Highway &
             Port Authority
     1,000   (Revenue Bonds)
             Series 90 AMT VRDN
             12/01/20(d)                                 1.13         1,000,000
             Tampa Educational
             Facilities Revenue
             Bonds
    10,340   (Academy Holy
             Names Project)
             Series 01 VRDN
             3/01/22(d)                                  1.09        10,340,000
             City of Tampa
     2,000   (Tampa Preparatory
             School Project)
             Series 00 VRDN
             11/01/25(d)                                 1.10         2,000,000
                                                                 --------------
                                                                     76,755,000
                                                                 --------------
             GEORGIA-3.0%
             Atlanta MFHR
     7,000   (M-Street Apartment
             Project) Series 03
             AMT VRDN
             3/01/43(d)                                  1.19         7,000,000
             East Point MFHR
     6,940   (Robins Creste
             Apartments Project)
             Series 03
             AMT VRDN
             6/01/36(d)                                  1.32         6,940,000
             Floyd County
             Development
             Authority Revenue
             (Darlington School
             Project)
     3,100   Series 00 VRDN
             3/01/20(d)                                  1.17         3,100,000
     6,900   Series 02 VRDN
             9/01/22(d)                                  1.17         6,900,000

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Fulton County
             Development
             Authority MFHR
$    5,400   (Hidden Creste
             Apartments)
             Series 04 AMT VRDN
             11/15/36(d)                                 1.30%   $    5,400,000
             Fulton County
             Residential Care
             Facility
     7,500   (Canterbury
             Court Project)
             Series 04C VRDN
             2/15/34(d)                                  1.12         7,500,000
                                                                 --------------
                                                                     36,840,000
                                                                 --------------
             ILLINOIS-5.0%
             Aurora Kane
             DuPage IDR
     5,720   (Jania Family LLC
             Project)
             Series 99 AMT VRDN
             12/01/29(d)                                 1.22         5,720,000
             Chicago Illinois
     5,000   (Homestart Program)
             Series A VRDN
             6/01/05(d)                                  1.22         5,000,000
             Hennepin Wetlands
     5,000   (Hennepin-Hopper
             Lakes Project)
             Series 01 VRDN
             2/01/21(d)                                  1.13         5,000,000
             Illinois Development
             Finance Authority
     5,100   (Contemporary Art
             Museum)
             Series 94 VRDN
             2/01/29(d)                                  1.11         5,100,000
             Illinois Educational
             Facilities Authority
     9,000   (Cultural Pooled
             Finance Project)
             Series 99 VRDN
             7/01/29(d)                                  1.08         9,000,000
    11,000   (Dominican
             University)
             Series 00A VRDN
             10/01/30(d)                                 1.08        11,000,000
     7,500   (National Louis
             University)
             Series 99A VRDN
             6/01/29(d)                                  1.14         7,500,000
             Illinois Health
             Facilities Authority
     5,660   (Franciscan Eldercare)
             Series 96E VRDN
             5/15/27(d)                                  1.08         5,660,000
                                                                 --------------
             Illinois Housing
             Development
             Authority MFHR
     6,715   (Hyde Park Tower)
             Series 00A
             AMT VRDN
             11/01/28(d)                                 1.14         6,715,000
                                                                 --------------
                                                                     60,695,000
                                                                 --------------
             INDIANA-3.2%
             Indiana Development
             Finance Authority
    25,000   (Indianapolis
             Museum of Art)
             Series 01 VRDN
             2/01/36(d)                                  1.08        25,000,000
             Indiana Educational
             Facility
     2,000   (Wabash College Project)
             Series 03 VRDN
             12/01/23(d)                                 1.11         2,000,000
             Indiana Health
             Facility Financing
             Authority
    12,325   (Senior Living
             Greencroft Obligation)
             Series 00 VRDN
             9/01/30(d)                                  1.09        12,325,000
                                                                 --------------
                                                                     39,325,000
                                                                 --------------
             IOWA-1.8%
             Iowa Financing
             Authority
     3,000   (Western Home
             Communities Inc)
             Series 03 VRDN
             11/01/33(d)                                 1.15         3,000,000
             Iowa Higher
             Education Loan
             Authority Revenue
     7,500   (Luther College Project)
             Series 02 VRDN
             9/01/32(d)                                  1.09         7,500,000
             Iowa TRAN
     8,000   Series 02-3
             6/29/04                                     1.05         8,012,179
             Orange City IDR
     3,600   (Vogel Enterprises Ltd)
             Series 02 AMT VRDN
             4/01/17(d)                                  1.19         3,600,000
                                                                 --------------
                                                                     22,112,179
                                                                 --------------

PORTFOLIO OF INVESTMENTS
(continued)

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________


 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             KANSAS-1.6 %
             Kansas Development
             Finance Authority
             MFHR
$   10,830   (Summit Woods
             Apartment Project)
             Series 02G-1
             AMT VRDN
             4/15/35(d)                                  1.14%   $   10,830,000
             Lenexa Health
             Care Facility
     9,160   (Lakeview Village)
             Series A VRDN
             5/15/26(d)                                  1.12         9,160,000
                                                                 --------------
                                                                     19,990,000
                                                                 --------------
             KENTUCKY-4.4%
             Breckinridge County
             (Kentucky Association
             of County Leasing
             Trust)
             VRDN
     7,000   12/01/29(d)                                 1.11         7,000,000
     7,445   Series 01A VRDN
             2/01/31(d)                                  1.11         7,445,000
             Jefferson County
             Industrial Building
     7,565   (Franciscan Eldercare
             Service)
             Series 01 VRDN
             5/15/30(d)                                  1.12         7,565,000
             Jefferson County
             MFHR
     8,200   (Camden Meadows
             Apt. Project)
             Series 02 VDRN
             12/15/31(d)                                 1.14         8,200,000
             Jefferson County
             Student Housing
    14,135   (University of
             Louisville Phase II)
             Series 02A VDRN
             7/01/32(d)                                  1.12        14,135,000
             Jeffersontown
     8,950   (League of Cities
             Fund Trust)
             Series 00 VRDN
             3/01/30(d)                                  1.11         8,950,000
                                                                 --------------
                                                                     53,295,000
                                                                 --------------
             LOUISIANA-2.9%
             Louisiana HFA
     8,955   (Woodward Wight
             Apartments )
             Series 03 VRDN
             9/01/33(d)                                  1.15         8,955,000
             Louisiana Offshore
             Term Authority
     5,700   (Deep Water Port
             Refunding)
             Series 03B VRDN
             9/01/14(d)                                  1.11         5,700,000
             Tangipahoa Parish
    20,000   (North Oaks Medical
             Center Project)
             Series 03B VRDN
             2/01/33(d)                                  1.12        20,000,000
                                                                 --------------
                                                                     34,655,000
                                                                 --------------
             MAINE-0.7 %
             Maine Finance
             Authority IDR
     8,900   (Jackson Laboratory
             Issue)
             Series 02 VRDN
             7/01/31(d)                                  1.17         8,900,000
                                                                 --------------
             MARYLAND-1.2%
             Baltimore
             Maryland IDR
    15,000   (Baltimore Capital
             Acquisition )
             Series 86 VRDN
             8/01/16(d)                                  1.09        15,000,000
                                                                 --------------
             MICHIGAN-0.3%
             Michigan State
             Strategic Fund
     3,265   (Stelmi America, Inc.)
             Series 03 AMT VRDN
             5/01/30(d)                                  1.20         3,265,000
                                                                 --------------
             MINNESOTA-0.8%
             Austin Minnesota
             MFHR
     2,320   (Cedars of Austin
             Project)
             Series 04A VRDN
             4/01/29(d)                                  1.25         2,320,000
             Ramsey County
             MFHR
     7,500   (Gateway Apartments
             Limited Partnership)
             Series 03 AMT VRDN
             10/01/38(d)                                 1.25         7,500,000
                                                                 --------------
                                                                      9,820,000
                                                                 --------------

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             MISSISSIPPI-2.4%
             Mississippi Business
             Finance Corp.
$   20,500   (Jackson Medical
             Mall Foundation)
             Series 00A VRDN
             11/01/18(d)                                 1.11%   $   20,500,000
     3,800   (ST Andrew Episcopal
             Day Project)
             Series 03 VRDN
             7/01/35(d)                                  1.14         3,800,000
     4,800   (Mississippi State
             University Foundation,
             Inc. Project)
             Series 02 VRDN
             3/01/12(d)                                  1.17         4,800,000
                                                                 --------------
                                                                     29,100,000
                                                                 --------------
             MISSOURI-1.5%
             Missouri HEFA
    15,000   (Lutheran Senior Services)
             Series 00 VRDN
             2/01/31(d)                                  1.08        15,000,000
             St. Louis County IDA
     2,900   (U. S. Tape & Label
             Project)
             Series 99 AMT VRDN
             8/01/19(d)                                  1.20         2,900,000
                                                                 --------------
                                                                     17,900,000
                                                                 --------------
             NEBRASKA-0.4%
             Lancaster County
             Hospital Authority
     5,100   (Immanuel Health
             System Williamsburg)
             Series 00A VRDN
             7/01/30(d)                                  1.10         5,100,000
                                                                 --------------
             NEVADA-0.7%
             Henderson Public
             Improvement Trust
             MFHR
     4,150   (Pueblo Verde 1 Apts.)
             Series 95A VRDN
             8/01/26(d)                                  1.19         4,150,000
             Nevada Housing
             Division MFHR
     4,120   (L. Octaine Urban
             Apartments)
             Series 03 AMT VRDN
             4/01/36(d)                                  1.11         4,120,000
                                                                 --------------
                                                                      8,270,000
                                                                 --------------
             NEW HAMPSHIRE-2.0%
             New Hampshire HEFA
     3,330   (Hunt Community
             Issue)
             Series 96 VRDN
             5/01/26(d)                                  1.13         3,330,000
     7,000   (Huntington at Nashua)
             Series 03B VRDN
             5/01/13(d)                                  1.13         7,000,000
     8,860   (Riverwoods at Exeter)
             Series 03 VRDN
             3/01/34(d)                                  1.13         8,860,000
     4,800   (Southern
             New Hampshire
             Medical Center)
             Series 01 VRDN
             10/01/30(d)                                 1.14         4,800,000
                                                                 --------------
                                                                     23,990,000
                                                                 --------------
             NEW JERSEY-0.2%
             Hudson County
             Improvement Authority
     2,000   (Essential Purpose
             Pooled Gov't)
             Series 86 VRDN
             7/15/26(d)                                  1.06         2,000,000
                                                                 --------------
             NEW MEXICO-0.5%
             Hurley PCR
     6,065   (British Petroleum)
             Series 85 VRDN
             12/01/15(d)                                 1.10         6,065,000
                                                                 --------------
             NEW YORK-1.1%
             New York City IDA
     3,000   (Planned Parenthood
             Project)
             Series 02 VRDN
             7/01/18(d)                                  1.06         3,000,000
             New York City TFA
    10,000   (NYC Recovery Bonds)
             Series 03-2C VRDN
             11/01/22(d)                                 1.07        10,000,000
                                                                 --------------
                                                                     13,000,000
                                                                 --------------
             NORTH
             CAROLINA-2.0%
             North Carolina
             Capital Facilities
             Finance Agency
     6,955   (Capital Area YMCA
             Project)
             Series 02 VRDN
             5/01/22(d)                                  1.10         6,955,000
     5,595   (Student Housing
             Facility Revenue)
             Series 01 VRDN
             7/01/32(d)                                  1.15         5,595,000

PORTFOLIO OF INVESTMENTS
(continued)

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             North Carolina
             Medical Care
             Community
$   10,000   (First Mtg-
             Brookwood Project)
             Series 01C VRDN
             1/01/07(d)                                  1.18%   $   10,000,000
             North Carolina
             Medical Care
             Community Retirement
             Facilities Revenue
     1,480   (Aldersgate Project)
             Series 01 VRDN
             1/01/31(d)                                  1.18         1,480,000
                                                                 --------------
                                                                     24,030,000
                                                                 --------------
             OHIO-3.1%
             Butler County
             Health Care
     9,500   (Lifesphere Project)
             Series 02 VRDN
             5/01/27(d)                                  1.08         9,500,000
             Cuyahoga County
             Hospital Improvement
    14,700   (The Metrohealth
             System Project)
             Series 03 VRDN
             3/01/33(d)                                  1.13        14,700,000
             Cuyahoga Health Care
     3,070   (Judson Retirement
             Community)
             Series 00 VRDN
             11/15/19(d)                                 1.12         3,070,000
             Franklin County
             MFHR
     1,850   (Hanover Ridge Apts.)
             Series 00 AMT VRDN
             12/15/30(d)                                 1.17         1,850,000
             Hamilton County
             Student Housing
             Facility Revenue
     7,200   (Stratford Heights
             Project)
             Series 04 VRDN
             8/01/36(d)                                  1.17         7,200,000
             Ohio State Higher
             Educational Facility
       460   (Pooled Financing
             Program)
             Series 02A VRDN
             9/01/27(d)                                  1.08           460,000
             Warren County
       800   (Pioneer Industrial
             Components Project)
             Series 85 VRDN
             12/01/05(d)                                 1.35           800,000
                                                                 --------------
                                                                     37,580,000
                                                                 --------------
             OKLAHOMA-0.6%
             Muskogee
     7,400   (Medical Center
             Authority Revenue)
             Series 02 VRDN
             10/01/32(d)                                 1.15         7,400,000
                                                                 --------------
             PENNSYLVANIA-1.6%
             Allegheny County
     2,285   (Presbyterian
             University Hospital)
             Series 88 B1 VRDN
             3/01/18(d)                                  1.11         2,285,000
             Allegheny County
             Hospital Development
             Authority
     4,000   (Covenant At
             South Hills)
             Series 01B VRDN
             2/01/08(d)                                  1.12         4,000,000
             Allegheny County
             IDA
     3,455   (United Jewish
             Federation Project)
             Series 96A VRDN
             10/01/26(d)                                 1.10         3,455,000
             Chester County
             HEFA Retirement
             Community Revenue
     1,000   (Kendal-Crosslands
             Community Project)
             Series 03 VRDN
             4/01/33(d)                                  1.12         1,000,000
             Delaware County
             IDA
     1,500   (Sunoco Inc)
             Series 98 VRDN
             11/01/33(d)                                 1.10         1,500,000
             Emmaus Pennsylvania
     6,900   (Local Government
             E-19-RMKT-11/03/03)
             Series 89 VRDN
             3/01/24(d)                                  1.10         6,900,000
                                                                 --------------
                                                                     19,140,000
                                                                 --------------
             RHODE ISLAND-0.3%
             Rhode Island Health
             & Educational
             Building Corp.
     3,500   (La Salle Academy)
             Series 03 VRDN
             7/01/33(d)                                  1.10         3,500,000
                                                                 --------------

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             SOUTH
             CAROLINA-3.0%
             South Carolina EDA
$   13,000   (Sisters of Charity
             Hospital)
             Series 02 VRDN
             11/01/32(d)                                 1.13%   $   13,000,000
             South Carolina
             Jobs EDA
    12,400   (Sisters Charity
             Province Hospital)
             Series 01 VRDN
             11/01/31(d)                                 1.13        12,400,000
    10,600   (Southeastern Fly
             Ash Company Project)
             Series 00 AMT VRDN
             1/01/14(d)                                  1.16        10,600,000
                                                                 --------------
                                                                     36,000,000
                                                                 --------------
             TENNESSEE-2.5%
             Knox Health
             Educational &
             Housing Board
    16,880   (Laughlin Memorial
             Hospital, Inc.)
             Series 01A-1 VRDN
             10/01/28(d)                                 1.27        16,880,000
             Shelby County
             Health & Educational
             Housing Facilities
    10,000   (The Village at
             Germantown)
             Series 03C VRDN
             12/01/13(d)                                 1.12        10,000,000
     3,985   (Memphis College
             of Art Project)
             Series 03 VRDN
             8/01/23(d)                                  1.13         3,985,000
                                                                 --------------
                                                                     30,865,000
                                                                 --------------
             TEXAS-5.1%
             Lower Neches
             Valley Industrial
             Dev. Corp.
     3,500   (Onyx Environmental
             Services) Series 03
             AMT VRDN
             5/01/28(d)                                  1.20         3,500,000
             Mesquite Texas
             Health Facilities
             Development
     7,820   (Retirement Facility)
             Series 00C VRDN
             2/15/30(d)                                  1.12         7,820,000
             Metropolitan Higher
             Education Authority
     6,170   (University of Dallas)
             Series 99 VRDN
             5/01/19(d)                                  1.15         6,170,000
             North Central
             Health Facility
             Development
     1,400   (Northwest Senior
             Housing Corp.
             Edgemerc Project)
             Series C VRDN
             11/15/29(d)                                 1.09         1,400,000
             Port Arthur Nav
             District PCR
     5,075   (Texaco Inc Project)
             Series 94 VRDN
             10/1/24(d)                                  1.10         5,075,000
             Southwest Higher
             Education Authority
     5,235   (Southern Methodist
             University)
             Series 85 VRDN
             7/01/15(d)                                  1.10         5,235,000
             Texas Small
             Business IDR
    12,965   (Public Facilities
             Capital Access)
             VRDN
             7/01/26(d)                                  1.12        12,965,000
             Texas TRAN
    20,000   Series 03-04
             8/31/04                                     1.17        20,054,699
                                                                 --------------
                                                                     62,219,699
                                                                 --------------
             VIRGINIA-4.4%
             Fairfax County
             Development Authority
     2,975   (Fair Lakes/ D&K LP)
             Series 96 AMT VRDN
             8/01/16(d)                                  1.16         2,975,000
             Harrisonburg MFHR
       500   (Huntington Village
             Apartments)
             Series 01 AMT VRDN
             8/15/33(d)                                  1.10           500,000
             Henrico County EDA
    20,000   (White Oak
             Semiconductor)
             Series 00 AMT VRDN
             10/01/27(d)                                 1.12        20,000,000
             James City MFHR
             IDA
     8,000   (Chambrel at
             Williamsburg)
             Series 02 VRDN
             11/15/32(d)                                 1.08         8,000,000
             Louisa County IDA
     1,860   (University of Virginia
             Health Services
             Foundation)
             Series 00 VRDN
             10/01/30(d)                                 1.10         1,860,000

PORTFOLIO OF INVESTMENTS
(continued)

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Metropolitian
             Washington DC
             Airport Authority
$      300   Series 02C AMT VRDN
             10/01/21(d)                                 1.13%   $      300,000
             Virginia Beach VA
             Development Authority
    20,000   (Lifenet Project)
             Series 04 VRDN
             1/01/27(d)                                  1.09        20,000,000
                                                                 --------------
                                                                     53,635,000
                                                                 --------------
             WASHINGTON-4.1%
             Issaquah Commercial
             Properties
    24,000   Series 01B VRDN
             2/15/21(d)                                  1.15        24,000,000
             Washington EDA
             IDR
     4,430   (Pacific Coast
             Shredding)
             Series 99D AMT VRDN
             8/01/14(d)                                  1.19         4,430,000
             Washington Housing
             Finance Commission
    10,810   (Living Care
             Centers Project)
             Series 00 VRDN
             10/01/30(d)                                 1.10        10,810,000
     2,720   (United Way King
             County Project)
             Series 03 VRDN
             3/01/28(d)                                  1.15         2,720,000
             Washington Housing
             Finance Commission
             MFHR
     7,840   (Glenbrooke Apartments)
             Series 97A AMT VRDN
             7/01/29(d)                                  1.15         7,840,000
                                                                 --------------
                                                                     49,800,000
                                                                 --------------
             WEST
             VIRGINIA-0.3%
             Keyser IDR
     1,150   (Keyser Associates
             Project) VRDN
             7/01/14(d)                                  1.10         1,150,000
             Marion County
             SWDR
     2,200   (Grant Town Project)
             Series 90D AMT VRDN
             10/01/17(d)                                 1.18         2,200,000
                                                                 --------------
                                                                      3,350,000
                                                                 --------------
             WISCONSIN-3.6%
             Appleton Redevelopment
             Authority
    11,700   (Fox Cities Performing
             Arts Center)
             Series 01B VRDN
             6/01/36(d)                                  1.18        11,700,000
             Campbell Wisconsin
             IDA
     4,335   (Skipperliner
             Industries Project)
             Series 00 AMT VRDN
             5/01/20(d)                                  1.15         4,335,000
             Wisconsin Center
             District Tax Revenue
    10,000   Series 01A VRDN
             12/15/26(d)                                 1.09        10,000,000
             Wisconsin GO
    10,700   (Operating Notes)
             Series 03-04
             6/15/04                                     1.14        10,714,556
             Wisconsin HEFA
     2,555   (Grace Lutheran
             Foundation Project)
             Series 99 VRDN
             7/01/14(d)                                  1.10         2,555,000
             Wisconsin
             Municipalities
     4,200   (Fox Valley Lutheran
             High School)
             Series 03 VRDN
             3/01/23(d)                                  1.14         4,200,000
                                                                 --------------
                                                                     43,504,556
                                                                 --------------
             Total Municipal Bonds
             (amortized cost
             $960,076,434)                                          960,076,434
                                                                 --------------
             COMMERCIAL
             PAPER-21.7%
             FLORIDA-1.7%
             Hillsborough Aviation
     4,300   (PFC Project)
             Series B AMT
             8/02/04                                     1.02         4,300,000
             Indian River
     5,900   (Hospital District)
             Series 90
             5/03/04                                     1.02         5,900,000
             Florida Local
             Government Finance
             Commission
     5,000   Series A
             7/14/04                                     1.00         5,000,000
             Sarasota Public
             Hospital District
     5,850   (Sarasota Memorial
             Hospital)
             Series B
             5/03/04                                     0.95         5,850,000
                                                                 --------------
                                                                     21,050,000
                                                                 --------------

                  AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             HAWAII-0.8%
             Honolulu City &
             County GO
             Commercial
             Paper Notes
$    9,000   6/01/04                                     1.00%   $    9,000,000
                                                                 --------------
             INDIANA-0.4%
             Trustees of Indiana
             University
     5,209   Series 02
             8/11/04                                     1.01         5,209,000
                                                                 --------------
             KENTUCKY-1.7%
             Pendleton County
             (Kentucky Association
             of County Leasing)
    15,000   5/03/04                                     1.00        15,000,000
     5,400   5/14/04                                     1.00         5,400,000
                                                                 --------------
                                                                     20,400,000
                                                                 --------------
             MARYLAND-1.0%
             Baltimore County
             Public Improvement
             Auth CP BANs
    12,500   Series 02
             8/06/04                                     1.01        12,500,000
                                                                 --------------
             MASSACHUSETTS-2.6%
             Massachusetts Bay
             Transportation Authority
             CP Sales Tax BANs
             Series B
     5,200   6/10/04                                     1.05         5,200,000
     4,800   6/15/04                                     1.08         4,800,000
             Massachusetts
             Development
             Finance Agency
             (Massachusetts
             Development
             Program)
     5,000   5/03/04                                     1.00         5,000,000
     6,000   7/14/04                                     1.00         6,000,000
             Massachusetts
             Water Reservation
             Authority
     5,000   Series 94
             9/01/04                                     0.98         5,000,000
     6,000   Series 99
             8/2/04                                      1.05         6,000,000
                                                                 --------------
                                                                     32,000,000
                                                                 --------------
             MICHIGAN-1.1%
             University of
             Michigan Regents
             Series D
     3,800   6/10/04                                     0.95         3,800,000
    10,000   6/01/04                                     0.96        10,000,000
                                                                 --------------
                                                                     13,800,000
                                                                 --------------
             NEW YORK-3.5%
             Metropolitan
             Transportation
             Authority BAN
             (Transit Facility
             Special Obligation)
             Series CP-1 A
    17,500   9/08/04                                     0.98        17,500,000
     7,000   8/06/04                                     1.00         7,000,000
     7,000   9/01/04                                     1.00         7,000,000
             New York City
             Municipal Water
             Authority
    11,000   Series 1
             6/17/04                                     1.03        11,000,000
                                                                 --------------
                                                                     42,500,000
                                                                 --------------
             SOUTH
             CAROLINA-1.0%
             South Carolina
             Public Service
             Authority
    12,563   (Revenue Note)
             5/03/04                                     0.95        12,563,000
                                                                 --------------
             TENNESSEE-0.7%
             Nashville &
             Davidson County
     8,300   Series 03
             5/05/04                                     1.10         8,300,000
                                                                 --------------
             TEXAS-5.2%
             Austin Combined
             Utility System
             (Travis and Williamson
             County)
             Series A
     6,078   5/06/04                                     0.95         6,078,000
     3,100   8/12/04                                     0.97         3,100,000
     7,000   8/12/04                                     0.97         7,000,000
             Dallas Area Rapid
             Transit
             (Senior Sub Liens
             Sales Tax Revenue)
             Series 01
    10,000   6/01/04                                     0.95        10,000,000
    10,000   6/07/04                                     0.95        10,000,000
    10,000   6/10/04                                     1.00        10,000,000
             Dallas Waterworks
             Swr System
     8,000   08/02/2004                                  1.01         8,000,000
             Texas Public
             Finance Authority
     8,500   (GO Commercial
             Paper Notes)
             Series 03B
             8/13/04                                     0.97         8,500,000
                                                                 --------------
                                                                     62,678,000
                                                                 --------------

PORTFOLIO OF INVESTMENTS
(continued)

AllianceBernstein Institutional Reserves - Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             VIRGINIA-0.5%
             University of Virginia
$    5,500   Series 03A
             8/11/04                                     1.05%   $    5,500,000
                                                                 --------------
             WASHINGTON-0.5%
             Port of Seattle
     2,815   (Sub Lien Revenue Note)
             Series 01A-2
             5/03/04                                     0.98         2,815,000
             Port of Tacoma
             Subordinate Lien
             Revenue Note
     3,000   Series A
             8/10/04                                     1.00         3,000,000
                                                                 --------------
                                                                      5,815,000
                                                                 --------------
             WISCONSIN-1.0%
             Wisconsin
             Transportation
             Revenue
    12,300   Series 97A
             08/11/2004                                  1.05        12,300,000
                                                                 --------------
             Total Commercial Paper
             (amortized cost
             $263,615,000)                                          263,615,000
                                                                 --------------
             TOTAL
             INVESTMENTS-100.7%
             (amortized
             cost $1,223,691,434)                                 1,223,691,434
             Other assets less
             liabilities-(0.7%)                                      (8,546,380)
                                                                 --------------
             NET ASSETS-100%                                     $1,215,145,054
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
April 30, 2004

                  AllianceBernstein Institutional Reserves - Treasury Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             U.S. GOVERNMENT
             OBLIGATIONS-98.3%
             U.S. TREASURY
             NOTES-69.6%
$    4,000   5/15/04                                     0.95%   $    4,006,547
     5,000   5/31/04                                     0.98         5,009,181
    55,000   6/30/04                                     1.00        55,167,359
     3,500   9/30/04                                     1.01         3,512,343
     4,000   12/31/04                                    1.05         4,018,269
     1,000   1/31/05                                     1.10         1,003,804
     8,500   11/30/04                                    1.15         8,540,623
    18,000   8/31/04                                     1.20        18,054,978
                                                                 --------------
                                                                     99,313,104
                                                                 --------------
             U.S. TREASURY
             BILLS-28.7%
    20,000   5/20/04                                     0.91        19,990,448
    15,000   5/27/04                                     0.91        14,990,322
     3,000   7/01/04                                     0.92         2,995,341
     2,000   9/23/04                                     1.00         1,992,045
     1,000   9/02/04                                     1.02           996,564
                                                                 --------------
                                                                     40,964,720
                                                                 --------------
             TOTAL
             INVESTMENTS-98.3%
             (amortized cost
             $140,277,824)                                          140,277,824
             Other assets less
             liabilities-1.7%                                         2,493,494
                                                                 --------------
             NET ASSETS-100%                                     $  142,771,318
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
April 30, 2004

                                    AllianceBernstein Institutional Reserves -
                                                  California Tax-Free Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             MUNICIPAL
             BONDS-84.6%
             CALIFORNIA-84.6%
             ABAG Finance
             Authority COP
$    2,430   (Harker School
             Foundation)
             Series '98 VRDN
             1/01/23(d)                                  1.08%   $    2,430,000
             ABAG Finance
             Authority MFHR
     2,000   (Geneva Pointe
             Apartments)
             Series 04A AMT VRDN
             3/15/37(d)                                  1.09         2,000,000
             Alameda County IDR
     1,690   (Heat & Control, Inc.
             Project)
             Series '95A
             AMT VRDN
             11/01/25(d)                                 1.20         1,690,000
             California Department
             of Water
     6,000   (Power Supply
             Revenue Bonds)
             Series '02B-4 VRDN
             5/01/22(d)                                  1.08         6,000,000
             California Department
             of Water
    11,050   (Power Supply
             Revenue Bonds)
             Series '02C-4 VRDN
             5/01/22(d)                                  1.07        11,050,000
             California Economic
             Development Bank IDR
     3,490   (Fish House Foods, Inc.)
             Series '99 AMT VRDN
             9/01/24(d)                                  1.20         3,490,000
             California Health
             Facilities Financing
             Authority
     6,400   (Scripps Health)
             Series '01A VRDN
             10/01/23(d)                                 1.05         6,400,000
             California Health
             Facilities Financing
             Authority
     4,500   (Adventists
             Health System)
             Series '02A VRDN
             9/01/25(d)                                  1.07         4,500,000
             California Pollution
             Control Finance
             Authority
     2,800   (Mission Trail
             Waste Systems)
             Series '02A AMT VRDN
             12/01/13(d)                                 1.20         2,800,000
             California Pollution
             Control Finance
             Authority
     3,800   (George Borba
             & Son Diary)
             Series '03 AMT VRDN
             12/01/28(d)                                 1.21         3,800,000
             California Pollution
             Control Finance
             Authority
     1,885   (Sanco Services
             LP Project)
             Series '02A AMT VRDN
             11/01/32(d)                                 1.65         1,885,000
             California Pollution
             Control Finance
             Authority
     3,300   (South Lake Refuse
             Company Project)
             Series '02A AMT VRDN
             10/01/17(d)                                 1.20         3,300,000
             California Pollution
             Control Finance
             Authority
     2,000   (Vanderham Family
             Trust Project-
             Koetsier Son)
             Series '03 AMT VRDN
             5/01/28(d)                                  1.21         2,000,000
             California Pollution
             Control Finance
             Authority
       390   (West Valley
             Manufacturing Project)
             Series '97A AMT VRDN
             6/01/12(d)                                  1.65           390,000
             California Pollution
             Control Finance
             Authority SWDR
     2,000   (Bidart Dairy Project)
             Series '02 AMT VRDN
             11/01/27(d)                                 1.21         2,000,000
             California Pollution
             Control Finance
             Authority SWDR
     3,400   (John B. &
             Ann M. Verwey)
             Series '03 AMT VRDN
             5/01/28(d)                                  1.21         3,400,000
             California Pollution
             Control Finance
             Authority SWDR
     5,220   (Sunset Waste Paper, Inc.)
             Series '00A AMT VRDN
             11/01/20(d)                                 1.20         5,220,000

                                    AllianceBernstein Institutional Reserves -
                                                  California Tax-Free Portfolio
_______________________________________________________________________________


 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             California Pollution
             Control Finance
             Authority SWDR
$    3,745   (Sunset Waste Paper, Inc.)
             Series '02A AMT VRDN
             11/01/11(d)                                 1.20%   $    3,745,000
             California School Cash
             Reserve Program
     9,000   (Pool Bonds)
             Series '03A AMBAC
             7/06/04                                     1.05         9,015,302
             California Statewide
             Community Development
             Authority
     1,000   (Grundfos Pumps
             Corp. Project)
             Series '89 AMT VRDN
             5/01/09(d)                                  1.30         1,000,000
             California Statewide
             Community Development
             Authority
     4,730   (Trinity Children &
             Family Services)
             Series '02A VRDN
             11/01/27(d)                                 1.07         4,730,000
             California Statewide
             Community Development
             Authority MFHR
     5,760   (Cienega Gardens
             Apartments)
             Series '02V AMT VRDN
             10/01/33(d)                                 1.18         5,760,000
             Carlsbad Unified
             School District COP
     4,800   (School Facility
             Bridge Funding)
             FSA VRDN
             9/01/23(d)                                  1.06         4,800,000
             Daly City California
             HFA MFHR
     6,730   (Serramonte Del Rey
             Aparments)
             Series '99A VRDN
             10/15/29(d)                                 1.07         6,730,000
             East Bay Municipal
             Utility District
     7,000   (Alameda & Contra
             Costa Counties
             Water System)
             Series '02B FSA
             6/01/25                                     1.06         7,000,000
             Fairfield IDA
     3,500   (Aitchison Family
             Partnership)
             VRDN
             4/01/12(d)                                  1.15         3,500,000
             Fremont Public Finance
             Authority COP
       440   (Family Resource Center)
             Series '98 VRDN
             8/01/28(d)                                  1.07           440,000
             Fresno
     2,415   (Trinity Health
             Credit Group)
             Series '00C VRDN
             12/01/30(d)                                 1.07         2,415,000
             Golden Empire School
             Finance Authority
     3,550   (Kern High School)
             Series '95A VRDN
             12/01/24(d)                                 1.07         3,550,000
             Grand Terrace
             Community
             Development
             Authority MFHR
     4,600   (Mount Vernon Villas
             Project)
             Series '85A VRDN
             2/15/30(d)                                  1.07         4,600,000
             Irvine California
             Authority
     6,631   (Assessment Dist.)
             Series '97-16 VRDN
             9/02/22(d)                                  1.09         6,631,000
             Los Angeles Community
             Redevelopement Agency
             MFHR
     3,500   Series '03A AMT VRDN
             9/01/19(d)                                  1.18         3,500,000
             Los Angeles COP
     3,000   (Samuel A. Fryer Yavneh
             Academy)
             Series '01A VRDN
             8/01/21(d)                                  1.07         3,000,000
             Los Angeles Department
             of Water & Power
    11,000   (Power System Revenue)
             Series '01B
             Sub Series B-2 VRDN
             7/01/34(d)                                  1.08        11,000,000
             Los Angeles California
     6,400   (MFHR Warner Center
             Project)
             Series '85K VRDN
             7/01/10(d)                                  1.07         6,400,000
             Metropolitan Water
             District
     6,000   (Water Refunding Bonds)
             Series '01B-2 VRDN
             7/01/20(d)                                  1.08         6,000,000

PORTFOLIO OF INVESTMENTS
(continued)

                                    AllianceBernstein Institutional Reserves -
                                                  California Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Monrovia
             Redevelopment
             Agency
$    4,100   (Holiday Inn
             Hotel Project)
             Series '84 VRDN
             12/01/14(d)                                 1.05%   $    4,100,000
             Northern California
             Transmission FSA
     6,100   (Oregon Transmission
             Project)
             Series' 02A VRDN
             5/01/24(d)                                  1.08         6,100,000
             Oakland-Alameda
             Coliseum
     5,000   (Coliseum Project)
             Series '00C-1 VRDN
             2/01/25(d)                                  1.02         5,000,000
             Orange County
             Apartment
             Development
     8,300   (Trabuco Highlands
             Apartments)
             Series '99D VRDN
             12/01/29(d)                                 1.07         8,300,000
             Placentia-Yorba Linda
             Unified School District
             COP
     6,635   Series '03A VRDN
             2/01/35(d)                                  1.09         6,635,000
             Rescue Unified
             Holdings School District
             COP FSA
     5,355   VRDN
             10/01/25(d)                                 1.09         5,355,000
             Riverside County
             Housing Authority
             MFHR
     2,750   (Concord Square
             Apartments)
             Series '00A VRDN
             12/15/30(d)                                 1.07         2,750,000
             San Bernardino County
             COP
    12,100   (Control Refinancing
             Project)
             Series '96 VRDN
             7/01/15(d)                                  1.09        12,100,000
             San Bernardino County
             HFA MFHR
     6,900   (Mountain View
             Apartments)
             Series '97A VRDN
             3/01/27(d)                                  1.07         6,900,000
             San Diego County &
             School District RAN
     2,500   Series '03B
             6/30/04                                     1.07         2,502,757
             San Diego County COP
     1,000   (Friends of Chabad
             Lubavitch)
             Series '03 VRDN
             1/01/23(d)                                  1.17         1,000,000
             San Diego Unified
             School District TRAN
     3,500   Series '03-'04A
             6/30/04                                     1.07         3,505,278
             San Francisco County
     8,855   (Orlando Cepeda Place
             Apartments)
             Series '00D AMT VRDN
             11/01/33(d)                                 1.18         8,855,000
             Santa Clara County
             MFHR
     1,700   (The Fountain Project)
             Series '03A VRDN
             7/01/33(d)                                  1.09         1,700,000
             Saratoga School District
     3,000   (Bridge Funding Project)
             Series '01 FSA VRDN
             9/01/26(d)                                  1.06         3,000,000
             Simi Valley MFHR
     5,000   (Shadowridge
             Apartments)
             Series '89 VRDN
             9/01/19(d)                                  1.09         5,000,000
             Western Placer COP
     9,000   (School Facilities Project)
             Series '03 VRDN
             8/01/23(d)                                  1.12         9,000,000
                                                                 --------------
             Total Municipal Bonds
             (amortized cost
             $247,974,337)                                          247,974,337
                                                                 --------------
             COMMERCIAL
             PAPER-15.3%
             CALIFORNIA-11.7%
             California State
             University
     1,735   Series'01A
             8/05/04                                     1.05         1,735,000
             City & County of
             San Francisco
     1,900   (Public Utilities
             Water Services)
             7/15/04                                     1.00         1,900,000
             Los Angeles County
     3,000   (Capital Asset
             Leasing Corp.)
             6/16/04                                     1.01         3,000,000
             Los Angeles County
             MTA
     1,100   (Second Subordian
             Sales Tax)
             Series A
             5/07/04                                     0.95         1,100,000

                                    AllianceBernstein Institutional Reserves -
                                                  California Tax-Free Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             Los Angeles
             International Airport
$    5,700   Series '02A
             5/07/04                                     0.95%   $    5,700,000
             Orange County
             Water District
     1,800   Series '97
             6/09/04                                     0.99         1,800,000
             San Francisco
             County Transit
     2,500   Series B
             8/02/04                                     1.03         2,500,000
             San Gabriel Valley
    10,500   (Alameda Corridor
             Construction Project)
             8/02/04                                     0.98        10,500,000
             Ventura Public Finance
             Authority
     6,200   Lease Revenue CP Notes
             Series '98
             8/13/04                                     0.95         6,200,000
                                                                 --------------
                                                                     34,435,000
                                                                 --------------
             PUERTO RICO-3.6%
             Puerto Rico Government
             Development Bank
     5,000   5/03/04                                     0.98         5,000,000
     1,844   5/03/04                                     0.99         1,844,000
     2,000   6/25/04                                     0.99         2,000,000
     1,571   6/08/04                                     1.00         1,571,000
                                                                 --------------
                                                                     10,415,000
                                                                 --------------
             Total Commercial Paper
             (amortized cost
             $44,850,000)                                            44,850,000
                                                                 --------------
             TOTAL
             INVESTMENTS-99.9%
             (amortized cost
             $292,824,337)                                          292,824,337
             Other assets less
             liabilities-0.1%                                           330,993
                                                                 --------------
             NET ASSETS-100%                                     $  293,155,330
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
April 30, 2004

                                    AllianceBernstein Institutional Reserves -
                                                    New York Tax-Free Portfolio
_______________________________________________________________________________

 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             MUNICIPAL
             BONDS-85.4%
             NEW YORK-85.4%
             Albany IDA
$    1,330   (Institute of History
             & Art)
             Series 99A
             6/01/04(d)                                  1.09%   $    1,330,000
             Chenango County IDA
     1,325   (Grace View Manor
             Nursing)
             Series 03
             2/01/29(d)                                  1.05         1,325,000
             Clarkstown Central
             School District
     1,000   (Tax Anticipation Notes)
             Series 03-04
             6/24/04                                     1.05         1,000,290
             East Ramapo Central
             School District
     1,000   (Revenue Anticipation
             Notes)
             Series 03
             6/25/04                                     1.05         1,000,443
             Elmira City
             School District GO
     1,820   Series 02 FGIC
             6/15/04                                     1.10         1,824,784
             Fulton County IDA
       640   (Fiber Conversion, Inc.)
             Series 95A AMT
             6/01/05(d)                                  1.11           640,000
             Long Island Power
             Authority
     5,000   (Electric Systems Revenue)
             SubSeries 1A
             5/01/33(d)                                  1.06         5,000,000
             Metropolitan
             Transportation
             Authority
     1,000   Series 02B FSA
             11/01/22(d)                                 1.08         1,000,000
             Monroe County IDA
     2,300   (Canal Ponds Park)
             Series 95D
             6/15/16(d)                                  1.16         2,300,000
             Nassau County Interim
             Finance Authority
     4,150   Series 02A FSA
             11/15/22(d)                                 1.07         4,150,000
             New York City GO
     4,500   SubSeries A-6 FSA
             11/01/26(d)                                 1.08         4,500,000
             New York City GO
     1,200   SubSeries E4
             8/01/22(d)                                  1.08         1,200,000
             New York City GO
     2,500   SubSeries H-6
             3/01/34(d)                                  1.07         2,500,000
             New York City IDA
       345   (P.S. Pibbs, Inc. Project)
             Series 01 AMT
             6/01/21(d)                                  1.25           345,000
             New York City IDA
     1,390   (Stock Exchange Project)
             Series 03B
             5/01/33(d)                                  1.06         1,390,000
             New York City MFHR
     5,000   (63 Wall Street Project)
             Series 03A
             12/01/36(d)                                 1.07         5,000,000
             New York City
             Municipal Water
             Finance Authority
     4,000   (Water & Sewer
             System Revenue)
             Series 95A FGIC
             6/15/25(d)                                  1.08         4,000,000
             New York City TFA
     4,000   (Future Tax Secured)
             Series 03-3E
             11/01/22(d)                                 1.08         4,000,000
             New York City TFA
             (Recovery Bonds)
     2,000   Series 01-1A
             11/01/22(d)                                 1.07         2,000,000
     3,390   Series 03-2C
             11/01/22(d)                                 1.07         3,390,000
             New York State
             Dormitory Authority
       440   (Beverwyck, Inc. Project)
             Series 95
             7/01/25(d)                                  1.14           440,000
             New York State
             Dormitory Authority
     1,500   (Rockefeller University)
             Series 02A
             7/01/32(d)                                  1.06         1,500,000
             New York State
             Dormitory Authority
     5,000   (Teresian House)
             Series 03
             7/01/33(d)                                  1.07         5,000,000
             New York State HFA
     3,900   (240 E 39th Street)
             Series 97A AMT
             5/15/30(d)                                  1.08         3,900,000
             New York State HFA
     2,300   (350 West 43rd Street)
             Series 01A AMT
             11/01/34(d)                                 1.08         2,300,000
             New York State HFA
     2,000   (1500 Lexington Avenue)
             Series 02A AMT
             5/20/34(d)                                  1.12         2,000,000

                                    AllianceBernstein Institutional Reserves -
                                                    New York Tax-Free Portfolio
_______________________________________________________________________________



 Principal
  Amount
   (000)     Security (c)                               Yield             Value
-------------------------------------------------------------------------------
             New York State HFA
$    4,000   (Worth Street)
             Series 01 AMT
             5/15/33(d)                                  1.09%   $    4,000,000
             New York State Local
             Government Assistance
             Corp.
     1,700   Series 94B
             4/01/23(d)                                  1.06         1,700,000
             New York State Local
             Government Assistance
             Corp.
     4,800   Series 95F
             4/01/25(d)                                  1.06         4,800,000
             North Amityville Fire
             Department Revenue
     4,700   (Revenue Bonds)
             Series 03
             9/01/23(d)                                  1.11         4,700,000
             Port Authority of
             New York & New Jersey
     3,340   (Versatile Structure)
             Series 95-3
             6/01/20(d)                                  1.08         3,340,000
             Suffolk County IDA
     1,500   (ADP, Inc. Project)
             Series 97
             4/01/18(d)                                  1.28         1,500,000
             Triborough Bridge
             & Tunnel Authority
     2,130   (Special Obligation)
             Series 00A FSA
             1/01/31(d)                                  1.07         2,130,000
             Triborough Bridge
             & Tunnel Authority
       200   (Special Obligation)
             Series 00D FSA
             1/01/31(d)                                  1.08           200,000
             Vestal GO BAN
     1,210   Series 03-04
             7/16/04                                     1.05         1,211,704
             Warren & Washington
             Counties IDA
     2,500   (Glen At Hiland Meadows
             Project)
             Series 00
             12/15/30(d)                                 1.06         2,500,000
             Westchester County
             IDA
     2,000   (Catharine Field Home)
             Series 01
             1/01/31(d)                                  1.07         2,000,000
             Westchester County
             IDA
       600   (Hunterbrook Ridge)
             Series 01
             1/01/31(d)                                  1.07           600,000
                                                                 --------------
             Total Municipal Bonds
             (amortized cost
             $91,717,221)                                            91,717,221
                                                                 --------------
             COMMERCIAL
             PAPER-15.5%
             NEW YORK-15.5%
             Cornell University
     2,200   5/03/04                                     0.95         2,200,000
             Long Island Power
             Authority
     1,200   (Electric System Revenue)
             Series CP-2
             8/10/04                                     1.02         1,200,000
             Metropolitan Transit
             Authority BAN
             (Transit Facility
             Special Obligation)
             Series CP-1A
     2,500   9/08/04                                     0.98         2,500,000
     2,500   9/13/04                                     0.98         2,500,000
     2,000   9/01/04                                     1.00         2,000,000
             New York City Municipal
             Water Authority
     2,500   (Water & Sewer
             System Revenue)
             Series 1
             6/17/04                                     1.03         2,500,000
             New York State
             Dormitory Authority
     3,800   (Mt. Sinai School
             of Medicine)
             Series 00
             5/04/04                                     0.95         3,800,000
                                                                 --------------
             Total Commercial Paper
             (amortized cost
             $16,700,000)                                            16,700,000
                                                                 --------------
             TOTAL
             INVESTMENTS-100.9%
             (amortized cost
             $108,417,221)                                          108,417,221
             Other assets less
             liabilities-(0.9%)                                      (1,000,833)
                                                                 --------------
             NET ASSETS-100%                                     $  107,416,388
                                                                 ==============


See Glossary of Terms on page 26.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS
(continued)


                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

(a) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At April 30, 2004, these securities amounted to $1,189,188,967 representing 37.0% of net assets in the Prime Portfolio.

(b)  Repurchase agreement which is terminable within 7 days.

(c) All securities either mature or their interest rate changes in 397 days or less.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.


Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
BAN   - Bond Anticipation Note
COP   - Certificate of Participation
EDA   - Economic Development Authority
FGIC  - Financial Guaranty Insurance Company
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FMAC  - Federal Mortgage Association Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
FSA   - Financial Security Assurance, Inc.
GO    - General Obligation
HEFA  - Health & Educational Facility Authority
HFA   - Housing Finance Agency / Authority
IDA   - Industrial Development Agency/Authority
IDR   - Industrial Development Revenue
MFHR  - Multi-Family Housing Revenue
MTN   - Medium Term Note
PCR   - Pollution Control Revenue
RAN   - Revenue Anticipation Note
SWDR  - Solid Waste Disposal Revenue
TFA   - Transitional Finance Authority
TRAN  - Tax & Revenue Anticipation Note


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

                                     PRIME        GOVERNMENT        TAX-FREE
                                   PORTFOLIO       PORTFOLIO        PORTFOLIO
                                 ==============  ==============  ==============
ASSETS
  Investments in securities,
    at value (cost:
    $3,233,017,798,
    $887,750,569 and
    $1,223,691,434,
    respectively)                $3,233,017,798  $  887,750,569  $1,223,691,434
  Cash                                9,955,701       4,481,106              -0-
  Interest receivable                 2,253,343         825,740       1,663,073
  Receivable for investment
    securities sold                          -0-             -0-      3,745,465
                                 --------------  --------------  --------------
  Total assets                    3,245,226,842     893,057,415   1,229,099,972
                                 --------------  --------------  --------------
LIABILITIES
  Due to custodian                           -0-             -0-      6,337,925
  Advisory fee payable                  402,982         127,191         161,863
  Distribution fee payable              209,900          63,900         115,041
  Payable for investment
    securities purchased                     -0-             -0-      7,306,181
  Accrued expenses                      127,047         104,639          33,908
                                 --------------  --------------  --------------
  Total liabilities                     739,929         295,730      13,954,918
                                 --------------  --------------  --------------
  Net Assets                     $3,244,486,913  $  892,761,685  $1,215,145,054
                                 ==============  ==============  ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par          $    1,622,252  $      446,421  $      607,638
  Additional paid-in capital      3,242,879,327     892,342,771   1,214,586,393
  Accumulated net realized
    loss on investment
    transactions                        (14,666)        (27,507)        (48,977)
                                 --------------  --------------  --------------
                                 $3,244,486,913  $  892,761,685  $1,215,145,054
                                 ==============  ==============  ==============
Class A Shares
  Net assets                     $  998,946,963  $  390,962,117  $  326,627,056
                                 --------------  --------------  --------------
  Shares of capital stock
    Outstanding                     999,009,457     391,075,876     326,771,943
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============
Class B Shares
  Net assets                     $1,112,700,122  $  323,785,028  $  597,308,307
                                 --------------  --------------  --------------
  Shares of capital stock
    Outstanding                   1,112,656,706     323,762,144     597,295,928
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============
Class C Shares
  Net assets                     $1,132,839,828  $  178,014,540  $  291,209,691
                                 --------------  --------------  --------------
  Shares of capital stock
    Outstanding                   1,132,836,852     178,003,715     291,208,457
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

                                                   CALIFORNIA       NEW YORK
                                    TREASURY        TAX-FREE        TAX-FREE
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                 ==============  ==============  ==============
ASSETS
  Investments in securities,
    at value (cost:
    $140,277,824,
    $292,824,337 and
    $108,417,221,
    respectively)                $  140,277,824  $  292,824,337  $  108,417,221
  Cash                                1,702,762              -0-             -0-
  Interest receivable                   863,424         546,557         190,762
  Receivable for investment
    securities sold                          -0-        300,000              -0-
                                 --------------  --------------  --------------
  Total assets                      142,844,010     293,670,894     108,607,983
                                 --------------  --------------  --------------
LIABILITIES
  Due to custodian                           -0-        388,657       1,087,775
  Distribution fee payable               12,325          32,508           6,000
  Advisory fee payable                   10,122          41,542           7,050
  Accrued expenses                       50,245          52,857          90,770
                                 --------------  --------------  --------------
  Total liabilities                      72,692         515,564       1,191,595
                                 --------------  --------------  --------------
  Net Assets                     $  142,771,318  $  293,155,330  $  107,416,388
                                 ==============  ==============  ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par          $       71,380  $      146,591  $       53,715
  Additional paid-in capital        142,689,642     293,007,088     107,360,814
  Undistributed net
    investment income                    10,296           1,651           1,859
                                 --------------  --------------  --------------
                                 $  142,771,318  $  293,155,330  $  107,416,388
                                 ==============  ==============  ==============
Class A Shares
  Net assets                     $   54,854,695  $   38,128,611  $   50,202,118
                                 --------------  --------------  --------------
  Shares of capital stock
    outstanding                      54,902,598      38,133,748      50,209,267
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============
Class B Shares
  Net assets                     $   47,725,688  $  168,223,942  $   45,153,446
                                 --------------  --------------  --------------
  Shares of capital stock
    outstanding                      47,724,063     168,235,567      45,158,339
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============
Class C Shares
  Net assets                     $    40,190,935 $   86,802,777  $   12,060,824
                                 --------------  --------------  --------------
  Shares of capital stock
    outstanding                      40,134,361      86,812,810      12,061,936
                                 --------------  --------------  --------------
  Net asset value per share      $         1.00  $         1.00  $         1.00
                                 ==============  ==============  ==============


See notes to financial statements.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

STATEMENT OF OPERATIONS
Year Ended April 30, 2004

                                     PRIME         GOVERNMENT       TAX-FREE
                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
                                 ==============  ==============  ==============
INVESTMENT INCOME
  Interest                       $   32,822,852  $   12,068,186  $   14,208,019
                                 --------------  --------------  --------------
EXPENSES
  Advisory fee (Note B)               5,783,822       2,171,964       2,741,785
  Distribution fee--Class B           1,139,741         350,030         675,612
  Distribution fee--Class C           1,254,668         432,691         599,286
  Custodian                             249,348         189,176         232,231
  Registration fees                     190,650         142,999         172,997
  Printing                               78,275          27,930          33,644
  Transfer agency                        64,330         184,016          19,160
  Audit and legal fees                   53,512          48,774          44,707
  Directors' fees                         3,200           3,200           3,200
  Miscellaneous                          48,371          40,273          26,014
                                 --------------  --------------  --------------
  Total expenses                      8,865,917       3,591,053       4,548,636
  Less: expense offset
    arrangement (see Note B)                (29)           (417)             (4)
  Less: expense reimbursement          (687,657)       (635,949)       (531,949)
                                 --------------  --------------  --------------
  Net expenses                        8,178,231       2,954,687       4,016,683
                                 --------------  --------------  --------------
  Net investment income              24,644,621       9,113,499      10,191,336

REALIZED LOSS ON INVESTMENTS
  Net realized loss on
    investment transactions             (13,567)         (9,736)             -0-
                                 --------------  --------------  --------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                  $   24,631,054  $    9,103,763  $   10,191,336
                                 ==============  ==============  ==============


See notes to financial statements.

STATEMENT OF OPERATIONS
(continued)


                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

                                                   CALIFORNIA       NEW YORK
                                    TREASURY        TAX-FREE        TAX-FREE
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                 ==============  ==============  ==============
INVESTMENT INCOME
  Interest                       $    2,551,711  $    2,827,138  $    1,121,761
                                 --------------  --------------  --------------
EXPENSES
  Advisory fee (Note B)                 473,075         561,395         228,175
  Distribution fee--Class B              55,963         128,198          42,604
  Distribution fee--Class C             168,065         262,823          25,752
  Custodian                             107,496         117,770         105,829
  Audit                                  36,671          36,676          36,676
  Transfer agency                        22,693          19,470          19,953
  Registration fees                      21,243           4,935             337
  Legal                                  17,384           8,486          14,974
  Printing                                9,556           5,695           5,735
  Directors' fees                         3,200           3,200           3,200
  Miscellaneous                          19,327          12,497          13,851
                                 --------------  --------------  --------------
  Total expenses                        934,673       1,161,145         497,086
  Less: expense offset
    arrangement (see Note B)                 (1)             (3)             -0-
  Less: expense reimbursement          (237,585)       (208,726)       (200,555)
                                 --------------  --------------  --------------
  Net expenses                          697,087         952,416         296,531
                                 --------------  --------------  --------------
  Net investment income               1,854,624       1,874,722         825,230

REALIZED GAIN ON INVESTMENTS
  Net realized gain on
    investment transactions                 174              -0-             -0-
                                 --------------  --------------  --------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                  $    1,854,798  $    1,874,722  $      825,230
                                 ==============  ==============  ==============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________



                                          PRIME PORTFOLIO                     GOVERNMENT PORTFOLIO
                                 ==================================    ==================================
                                    Year Ended         Year Ended         Year Ended         Year Ended
                                  April 30, 2004     April 30, 2003     April 30, 2004     April 30, 2003
                                 ===============    ===============    ===============    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income          $    24,644,621    $    51,725,102    $     9,113,499     $   17,108,164
  Net realized gain (loss) on
    investment transactions              (13,567)           101,023             (9,736)            20,507
                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
    from operations                   24,631,054         51,826,125          9,103,763         17,128,671

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                          (11,705,071)       (28,117,035)        (5,152,743)        (9,835,854)
    Class B                           (9,488,191)       (17,022,533)        (2,820,189)        (5,022,693)
    Class C                           (3,451,359)        (6,585,534)        (1,140,567)        (2,249,617)
  Net realized gain on
    investments
    Class A                                   -0-           (45,179)                -0-                -0-
    Class B                                   -0-           (47,739)                -0-                -0-
    Class C                                   -0-           (17,186)                -0-                -0-

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)            286,817,101     (1,730,873,298)      (402,932,725)       (44,736,393)
                                 ---------------    ---------------    ---------------    ---------------
  Total increase (decrease)          286,803,534     (1,730,882,379)      (402,942,461)       (44,715,886)

NET ASSETS
  Beginning of period              2,957,683,379      4,688,565,758      1,295,704,146      1,340,420,032
                                 ---------------    ---------------    ---------------    ---------------
  End of period                  $ 3,244,486,913    $ 2,957,683,379    $   892,761,685    $ 1,295,704,146
                                 ===============    ===============    ===============    ===============



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________



                                         TAX-FREE PORTFOLIO                    TREASURY PORTFOLIO
                                 ==================================    ==================================
                                    Year Ended         Year Ended         Year Ended         Year Ended
                                  April 30, 2004     April 30, 2003     April 30, 2004     April 30, 2003
                                 ===============    ===============    ===============    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income          $    10,191,336    $    13,679,472    $     1,854,624    $     3,685,697
  Net realized gain (loss) on
    investment transactions                   -0-           (48,577)               174             10,322
                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
    from operations                   10,191,336         13,630,895          1,854,798          3,696,019

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                           (3,811,161)        (5,191,465)        (1,002,715)        (2,049,021)
    Class B                           (4,964,649)        (6,911,289)          (431,616)          (567,735)
    Class C                           (1,415,526)        (1,576,718)          (420,294)        (1,068,941)
  Net realized gain on
    investments
    Class A                                   -0-                -0-           (80,223)           (12,472)
    Class B                                   -0-                -0-           (14,304)            (2,224)
    Class C                                   -0-                -0-           (21,407)            (3,328)

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)            101,721,029       (294,309,309)      (100,665,549)      (145,793,232)
                                 ---------------    ---------------    ---------------    ---------------
  Total increase (decrease)          101,721,029       (294,357,886)      (100,781,310)      (145,800,934)

NET ASSETS
  Beginning of period              1,113,424,025      1,407,781,911        243,552,628        389,353,562
                                 ---------------    ---------------    ---------------    ---------------
  End of period (including
    undistributed net
    investment income of
    $0, $0, $10,296 and
    $115,733, respectively)      $ 1,215,145,054    $ 1,113,424,025    $   142,771,318    $   243,552,628
                                 ===============    ===============    ===============    ===============



See notes to financial statements.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


                                             CALIFORNIA                            NEW YORK
                                         TAX-FREE PORTFOLIO                   TAX-FREE PORTFOLIO
                                 ==================================    ==================================
                                    Year Ended         Year Ended         Year Ended         Year Ended
                                  April 30, 2004     April 30, 2003     April 30, 2004     April 30, 2003
                                 ===============    ===============    ===============    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income          $     1,874,722    $     2,366,594    $       825,230    $       719,412
  Net realized gain on
    investment transactions                   -0-               930                 -0-                -0-
                                 ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
    from operations                    1,874,722          2,367,524            825,230            719,412

DIVIDENDS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                             (390,591)          (498,582)          (488,427)          (355,776)
    Class B                             (919,830)          (860,962)          (293,570)          (287,827)
    Class C                             (592,447)        (1,007,050)           (56,387)           (75,809)

CAPITAL STOCK
TRANSACTIONS
  Net increase                        27,581,560         85,608,265         24,102,896         40,507,139
                                 ---------------    ---------------    ---------------    ---------------
  Total increase                      27,553,414         85,609,195         24,089,742         40,507,139

NET ASSETS
  Beginning of period                265,601,916        179,992,721         83,326,646         42,819,507
                                 ---------------    ---------------    ---------------    ---------------
  End of period (including
    undistributed net
    investment income of
    $1,651, $0, $1,859
    and $0, respectively)        $   293,155,330    $   265,601,916    $   107,416,388    $    83,326,646
                                 ===============    ===============    ===============    ===============



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2004

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

AllianceBernstein Institutional Reserves, Inc. (the "Fund"), formerly Alliance Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of six Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. For the year ended April 30, 2004, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2004, reimbursement was $687,657, $635,949, $531,949, $237,585, $208,726 and $200,555 for the Prime,
Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Treasury, California Tax Free and New York Tax-Free Portfolios was $18,000 per Portfolio for the year ended April 30, 2004.

For the year ended April 30, 2004, the Fund's expenses were reduced by $29, $417, $4, $1 and $3 for the Prime, Government, Tax-Free, Treasury and California Tax-Free Portfolios, respectively, under an expense offset arrangement with AGIS.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of ..10 of 1% of the aggregate average daily net assets attributable to Class B shares and .25 of 1% of the aggregate average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: Risk Involved in Investing in the Fund

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE E: Investment Transactions and Distributions to Shareholders

At April 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2004, the Treasury Portfolio had accumulated undistributed ordinary income of $10,296, and the California Tax-Free Portfolio and New York Tax-Free Portfolio had undistributed tax-exempt income of $4,184 and $5,192, respectively.

For federal income tax purposes at April 30, 2004, the Fund had capital loss carryforwards for the following Portfolios:

                         Expiring      Expiring       Expiring
Portfolio                in 2005       in 2008         in 2012
=========              ===========    ===========    ===========
Government               $16,002        $1,769         $ 9,736
Tax-Free                     400            -0-         48,577
Prime                         -0-           -0-         14,666


For the year ended April 30, 2004, the capital loss carryforwards expired by portfolios were as follows:

                                                    Capital Loss
                                                    Carryforwards
                                                       Expired
                                                    =============
Government                                             $30,512
Tax Free                                               $76,925


Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the years ended April 30, 2004 and 2003 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government and Treasury Portfolios for the years ended April 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes.

During the current fiscal year the Government and the Tax-Free Portfolios had permanent differences due to expired capital loss carryforwards. These entries resulted in a reclassification from additional paid in capital to accumulated net realized loss on investment transactions. During the current fiscal year the Treasury Portfolio had a permanent difference due to a distribution reclassification. This entry resulted in a reclassification from accumulated net realized gain on investment transactions to undistributed net investment income.These reclassifications had no effect on net assets.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

NOTE F: Capital Stock

There are 117,500,000,000 shares authorized with par value of $.0005 per share. At April 30, 2004, capital paid-in aggregated $3,244,501,579 on Prime Portfolio, $892,789,192 on Government Portfolio, $1,215,194,031 on Tax-Free Portfolio, $142,761,022 on Treasury Portfolio, $293,153,679 on California Tax-Free Portfolio and $107,414,529 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                      Prime Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class A
Shares sold                                     12,707,494,641   17,052,696,115
Shares issued on reinvestment of dividends
  and distributions                                 11,705,071       28,162,214
Shares redeemed                                (13,017,117,473) (17,691,203,813)
                                               ---------------  ---------------
Net decrease                                      (297,917,761)    (610,345,484)
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class B
Shares sold                                      3,429,787,414    3,973,427,826
Shares issued on reinvestment of dividends
  and distributions                                  9,488,191       17,070,272
Shares redeemed                                 (3,420,785,338)  (5,060,827,934)
                                               ---------------  ---------------
Net increase (decrease)                             18,490,267   (1,070,329,836)
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                   April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class C
Shares sold                                      1,374,232,348      896,309,454
Shares issued on reinvestment of dividends
  and distributions                                  3,451,359        6,602,720
Shares redeemed                                   (811,439,112)    (953,110,152)
                                               ---------------  ---------------
Net increase (decrease)                            566,244,595      (50,197,978)
                                               ===============  ===============

                                                     Government Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class A
Shares sold                                      4,139,855,290    3,844,967,301
Shares issued on reinvestment of dividends
  and distributions                                  5,152,743        9,835,854
Shares redeemed                                 (4,504,694,404)  (3,697,580,333)
                                               ---------------  ---------------
Net increase (decrease)                           (359,686,371)     157,222,822
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class B
Shares sold                                        679,846,920      827,491,837
Shares issued on reinvestment of dividends
  and distributions                                  2,820,189        5,022,693
Shares redeemed                                   (700,714,258)  (1,048,810,583)
                                               ---------------  ---------------
Net decrease                                       (18,047,149)    (216,296,053)
                                               ===============  ===============

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

                                                     Government Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                   April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class C
Shares sold                                        979,353,701    1,128,885,416
Shares issued on reinvestment of dividends
  and distributions                                  1,140,567        2,249,617
Shares redeemed                                 (1,005,693,473)  (1,116,798,195)
                                               ---------------  ---------------
Net increase (decrease)                            (25,199,205)      14,336,838
                                               ===============  ===============

                                                      Tax-Free Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class A
Shares sold                                      2,640,976,105    2,302,002,986
Shares issued on reinvestment of dividends
  and distributions                                  3,811,161        5,191,465
Shares redeemed                                 (2,677,686,438)  (2,457,353,969)
                                               ---------------  ---------------
Net decrease                                       (32,899,172)    (150,159,518)
                                               ===============  ===============

                                                  Year Ended       Year Ended
                                                   April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class B
Shares sold                                      2,231,670,166    1,233,187,122
Shares issued on reinvestment of dividends
  and distributions                                  4,964,649        6,911,289
Shares redeemed                                 (2,189,692,082)  (1,456,074,473)
                                               ---------------  ---------------
Net increase (decrease)                             46,942,733     (215,976,062)
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class C
Shares sold                                        462,213,934      295,538,971
Shares issued on reinvestment of dividends
  and distributions                                  1,415,526        1,576,718
Shares redeemed                                   (375,951,992)    (225,289,418)
                                               ---------------  ---------------
Net increase                                        87,677,468       71,826,271
                                               ===============  ===============

                                                     Treasury Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class A
Shares sold                                        255,631,387      818,386,359
Shares issued on reinvestment of dividends
  and distributions                                  1,002,715        2,061,493
Shares redeemed                                   (359,876,867)    (759,670,507)
                                               ---------------  ---------------
Net increase (decrease)                           (103,242,765)      60,777,345
                                               ===============  ===============

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

                                                      Treasury Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class B
Shares sold                                        169,975,156      203,165,452
Shares issued on reinvestment of dividends
  and distributions                                    431,616          569,959
Shares redeemed                                   (148,399,824)    (265,070,694)
                                               ---------------  ---------------
Net increase (decrease)                             22,006,948      (61,335,283)
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class C
Shares sold                                        324,671,944      636,356,830
Shares issued on reinvestment of dividends
  and distributions                                    420,294        1,072,269
Shares redeemed                                   (344,521,970)    (782,664,393)
                                               ---------------  ---------------
Net decrease                                       (19,429,732)    (145,235,294)
                                               ===============  ===============

                                                 California Tax-Free Portfolio
                                               ================================
                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class A
Shares sold                                        117,009,305      167,091,851
Shares issued on reinvestment of dividends
  and distributions                                    390,591          498,582
Shares redeemed                                   (125,545,735)    (147,061,822)
                                               ---------------  ---------------
Net increase (decrease)                             (8,145,839)      20,528,611
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                    2004             2003
                                               ===============  ===============
Class B
Shares sold                                        277,474,443      235,712,901
Shares issued on reinvestment of dividends
  and distributions                                    919,830          860,962
Shares redeemed                                   (207,824,682)    (221,417,824)
                                               ---------------  ---------------
Net increase                                        70,569,591       15,156,039
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                   April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class C
Shares sold                                        813,348,705      952,561,588
Shares issued on reinvestment of dividends
  and distributions                                    592,447        1,007,050
Shares redeemed                                   (848,783,344)    (903,645,023)
                                               ---------------  ---------------
Net increase (decrease)                            (34,842,192)      49,923,615
                                               ===============  ===============

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


                                                  New York Tax-Free Portfolio
                                               ================================
                                                  Year Ended       Year Ended
                                                   April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class A
Shares sold                                         82,121,176       93,502,155
Shares issued on reinvestment of dividends
  and distributions                                    488,427          355,776
Shares redeemed                                    (73,015,430)     (75,415,837)
                                               ---------------  ---------------
Net increase                                         9,594,173       18,442,094
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class B
Shares sold                                        107,576,928       85,623,275
Shares issued on reinvestment of dividends
  and distributions                                    293,570          287,827
Shares redeemed                                    (96,074,787)     (69,565,079)
                                               ---------------  ---------------
Net increase                                        11,795,711       16,346,023
                                               ===============  ===============

                                                 Year Ended       Year Ended
                                                  April 30,        April 30,
                                                     2004             2003
                                               ===============  ===============
Class C
Shares sold                                         23,669,696       24,212,729
Shares issued on reinvestment of dividends
  and distributions                                     56,387           75,809
Shares redeemed                                    (21,013,071)     (18,569,516)
                                               ---------------  ---------------
Net increase                                         2,713,012        5,719,022
                                               ===============  ===============

FINANCIAL HIGHLIGHTS

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                   Prime Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0093        .0148        .0276        .0612        .0540
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  Operations                                   .0093        .0148        .0276        .0612        .0540
Less: Dividends and Distributions
Dividends from net investment income          (.0093)      (.0148)      (.0276)      (.0612)      (.0540)
Distributions from net realized gains             -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0093)      (.0148)      (.0276)      (.0612)      (.0540)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on net
  asset value (c)                                .94%        1.49%        2.80%        6.31%        5.54%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $999       $1,297       $1,907       $3,314       $1,788
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and reimbursements    .22%         .22%         .22%         .23%         .24%
  Net investment income (a)                      .94%        1.48%        2.88%        6.01%        5.39%



                                                                    Prime Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                   Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0083        .0138        .0266        .0602        .0530
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0083        .0138        .0266        .0602        .0530
Less: Dividends and Distributions
Dividends from net investment income          (.0083)      (.0138)      (.0266)      (.0602)      (.0530)
Distributions from net realized gains             -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0083)      (.0138)      (.0266)      (.0602)      (.0530)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on net
  asset value (c)                                .84%        1.39%        2.70%        6.20%        5.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $1,113       $1,094       $2,165       $2,387       $1,871
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and reimbursements    .32%         .32%         .32%         .33%         .34%
  Net investment income (a)                      .83%        1.38%        2.66%        5.93%        5.44%



See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Prime Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0068        .0123        .0251        .0587        .0515
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0068        .0123        .0251        .0587        .0515
Less: Dividends and Distributions
Dividends from net investment income          (.0068)      (.0123)      (.0251)      (.0587)      (.0515)
Distributions from net realized gains             -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0068)      (.0123)      (.0251)      (.0587)      (.0515)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .69%        1.24%        2.54%        6.04%        5.28%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $1,133         $567         $617         $468         $155
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and reimbursements    .47%         .47%         .47%         .49%         .50%
  Net investment income (a)                      .69%        1.23%        2.41%        5.65%        5.29%




                                                                  Government Portfolio
                                            ---------------------------------------------------------------
                                                                       CLASS A
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0091        .0142        .0267        .0604        .0527
Less: Dividends
Dividends from net investment income          (.0091)      (.0142)      (.0267)      (.0604)      (.0527)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .91%        1.43%        2.71%        6.22%        5.40%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $391         $751         $593         $792         $442
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and reimbursements    .26%         .26%         .24%         .27%         .27%
  Net investment income (a)                      .92%        1.40%        2.75%        5.91%        5.30%




See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Government Portfolio
                                            ---------------------------------------------------------------
                                                                      CLASS B
                                            ---------------------------------------------------------------
                                                                 Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0081        .0132        .0257        .0594        .0516
Less: Dividends
Dividends from net investment income          (.0081)      (.0132)      (.0257)      (.0594)      (.0516)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .81%        1.33%        2.60%        6.12%        5.29%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $324         $342         $558         $696         $198
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and reimbursements    .36%         .36%         .34%         .37%         .37%
  Net investment income (a)                      .81%        1.34%        2.62%        5.78%        5.19%




                                                                 Government Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                   Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0066        .0117        .0242        .0579        .0502
Less: Dividends
Dividends from net investment income          (.0066)      (.0117)      (.0242)      (.0579)      (.0502)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .66%        1.18%        2.45%        5.96%        5.14%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $178         $203         $189         $128          $16
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and reimbursements    .51%         .51%         .49%         .52%         .52%
  Net investment income (a)                      .66%        1.16%        2.31%        5.51%        5.11%



See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                   Tax-Free Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0084        .0119        .0187        .0387        .0342
Less: Dividends
Dividends from net investment income          (.0084)      (.0119)      (.0187)      (.0387)      (.0342)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .85%        1.20%        1.89%        3.95%        3.47%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $327         $360         $510         $435         $407
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and reimbursements    .24%         .24%         .24%         .26%         .28%
  Net investment income (a)                      .84%        1.21%        1.86%        3.88%        3.45%




                                                                   Tax-Free Portfolio
                                            ---------------------------------------------------------------
                                                                       CLASS B
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0074        .0109        .0177        .0378        .0333
Less: Dividends
Dividends from net investment income          (.0074)      (.0109)      (.0177)      (.0378)      (.0333)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based
  on net asset value (c)                         .74%        1.10%        1.79%        3.85%        3.37%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $597         $550         $766         $616         $375
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and reimbursements    .34%         .34%         .34%         .36%         .37%
  Net investment income (a)                      .73%        1.10%        1.74%        3.67%        3.37%




See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Tax-Free Portfolio
                                            ---------------------------------------------------------------
                                                                       CLASS C
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0059        .0094        .0162        .0363        .0318
Less: Dividends
Dividends from net investment income          (.0059)      (.0094)      (.0162)      (.0363)      (.0318)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based
  on net asset value (c)                         .59%         .94%        1.63%        3.69%        3.22%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $291         $204         $132         $161          $49
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and reimbursements    .49%         .50%         .49%         .51%         .51%
  Net investment income (a)                      .59%         .93%        1.61%        3.52%        3.23%




                                                                 Treasury Portfolio
                                            ---------------------------------------------------------------
                                                                       CLASS A
                                            ---------------------------------------------------------------
                                                                 Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0087        .0134        .0253        .0576        .0504
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0087        .0134        .0253        .0576        .0504
Less: Dividends and Distributions
Dividends from net investment income          (.0087)      (.0134)      (.0253)      (.0576)      (.0504)
Distributions from net realized gains             -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0087)      (.0134)      (.0253)      (.0576)      (.0504)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based
  on net asset value (c)                         .88%        1.34%        2.56%        5.93%        5.15%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $55         $158          $97         $157           $4
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers and reimbursements    .30%         .30%         .27%         .26%         .59%
  Net investment income (a)                      .88%        1.29%        2.51%        4.99%        5.03%




See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Treasury Portfolio
                                            ---------------------------------------------------------------
                                                                       CLASS B
                                            ---------------------------------------------------------------
                                                                 Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0077        .0124        .0243        .0566        .0494
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0077        .0124        .0243        .0566        .0494
Less: Dividends and Distributions
Dividends from net investment income          (.0077)      (.0124)      (.0243)      (.0566)      (.0494)
Distributions from net realized gains             -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0077)      (.0124)      (.0243)      (.0566)      (.0494)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based
  on net asset value (c)                         .78%        1.24%        2.46%        5.83%        5.05%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $48          $26          $87          $18          $85
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .30%         .30%         .30%         .30%         .30%
  Expenses, before waivers and reimbursements    .41%         .40%         .37%         .37%         .47%
  Net investment income (a)                      .77%        1.26%        1.97%        5.48%        5.04%




                                                                 Treasury Portfolio
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0062        .0109        .0228        .0551        .0479
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0062        .0109        .0228        .0551        .0479
Less: Dividends and Distributions
Dividends from net investment income          (.0062)      (.0109)      (.0228)      (.0551)      (.0479)
Distributions from net realized gains             -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0062)      (.0109)      (.0228)      (.0551)      (.0479)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based
  on net asset value (c)                         .63%        1.09%        2.31%        5.67%        4.89%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $40          $60         $205         $324         $350
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and reimbursements    .55%         .54%         .52%         .53%         .56%
  Net investment income (a)                      .63%        1.14%        2.39%        5.46%        5.06%




See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      California Tax-Free Portfolio
                                            --------------------------------------------------
                                                                 CLASS A
                                            --------------------------------------------------
                                                                                    January 9,
                                                                                     2001(d)
                                                    Year Ended April 30,                to
                                            -------------------------------------    April 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0082        .0114        .0174        .0081
Less: Dividends
Dividends from net investment income          (.0082)      (.0114)      (.0174)      (.0081)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .83%        1.15%        1.75%         .82%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $38          $46          $26           $6
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .20%         .20%         .20%         .20%(e)
  Expenses, before waivers and reimbursements    .27%         .28%         .30%         .45%(e)
  Net investment income (a)                      .81%        1.07%        1.51%        2.76%(e)



                                                       California Tax-Free Portfolio
                                            --------------------------------------------------
                                                                  CLASS B
                                            --------------------------------------------------
                                                                                  November 28,
                                                                                     2000(f)
                                                      Year Ended April 30,              to
                                            -------------------------------------   April 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0072        .0104        .0164        .0117
Less: Dividends
Dividends from net investment income          (.0072)      (.0104)      (.0164)      (.0117)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .73%        1.04%        1.65%        1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $168          $98          $83          $33
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .30%         .30%         .30%         .30%(e)
  Expenses, before waivers and reimbursements    .37%         .38%         .40%         .75%(e)
  Net investment income (a)                      .71%        1.01%        1.57%        2.76%(e)



See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       California Tax-Free Portfolio
                                            --------------------------------------------------
                                                                 CLASS C
                                            --------------------------------------------------
                                                                                   December 20,
                                                                                     2000(d)
                                                      Year Ended April 30,             to
                                            -------------------------------------    April 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                      .0057        .0089        .0149        .0091
Less: Dividends
Dividends from net investment income          (.0057)      (.0089)      (.0149)      (.0091)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                            .58%         .89%        1.50%         .92%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $87         $122          $72          $78
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .45%         .45%         .45%         .45%(e)
  Expenses, before waivers and reimbursements    .53%         .53%         .55%         .69%(e)
  Net investment income (a)                      .55%         .86%        1.53%        2.52%(e)




                                                    New York Tax-Free Portfolio
                                               ------------------------------------
                                                             CLASS A
                                               ------------------------------------
                                                                           May 25,
                                                                           2001(f)
                                                  Year Ended April 30,       to
                                               ------------------------    April 30,
                                                   2004         2003         2002
                                               -----------  -----------  -----------
Net asset value, beginning of period              $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                         .0080        .0115        .0149
Less: Dividends
Dividends from net investment income             (.0080)      (.0115)      (.0149)
Net asset value, end of period                    $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                               .80%        1.15%        1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions)             $50          $41          $22
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .20%         .20%         .20%(e)
  Expenses, before waivers and reimbursements       .38%         .47%         .60%(e)
  Net investment income (a)                         .79%        1.12%        1.57%(e)



See footnote summary on page 48.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period



                                                    New York Tax-Free Portfolio
                                               ------------------------------------
                                                             CLASS B
                                               ------------------------------------
                                                                           August 2,
                                                                            2001(d)
                                                  Year Ended April 30,        to
                                               ------------------------    April 30,
                                                   2004         2003         2002
                                               -----------  -----------  -----------
Net asset value, beginning of period              $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                         .0070        .0105        .0098
Less: Dividends
Dividends from net investment income             (.0070)      (.0105)      (.0098)
Net asset value, end of period                    $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                               .70%        1.05%         .98%
Ratios/Supplemental Data
Net assets, end of period (in millions)             $45          $33          $17
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .30%         .30%         .30%(e)
  Expenses, before waivers and reimbursements       .48%         .58%         .68%(e)
  Net investment income (a)                         .68%        1.03%        1.12%(e)




                                                   New York Tax-Free Portfolio
                                               ------------------------------------
                                                              CLASS C
                                               ------------------------------------
                                                                          June 28,
                                                                           2001(d)
                                                 Year Ended April 30,         to
                                               ------------------------    April 30,
                                                   2004         2003         2002
                                               -----------  -----------  -----------
Net asset value, beginning of period              $1.00        $1.00        $1.00
Income From Investment Operations
Net investment income (a)                         .0055        .0090        .0105
Less: Dividends
Dividends from net investment income             (.0055)      (.0090)      (.0105)
Net asset value, end of period                    $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (c)                               .55%         .90%        1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions)             $12           $9           $4
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .45%         .45%         .45%(e)
  Expenses, before waivers and reimbursements       .62%         .73%         .88%(e)
  Net investment income (a)                         .54%         .89%        1.08%(e)



(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Commencement of distribution.

(e)  Annualized.

(f)  Commencement of operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

To the Board of Directors and Shareholders of AllianceBernstein Institutional Reserves, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Institutional Reserves, Inc.--Prime, Government, Tax-Free, Treasury, California Tax-Free, and New York Tax-Free Portfolios (the "Fund"), formerly Alliance Institutional Reserves, Inc., at April 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

New York, New York
June 23, 2004

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


AllianceBernstein Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John J. Kelley, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

The Bank of New York
One Wall Street
New York, NY 10286

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

MANAGEMENT OF THE FUND

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                                        PORTFOLIOS
                                              PRINCIPAL                                   IN FUND         OTHER
  NAME, AGE OF DIRECTOR                     OCCUPATION(S)                                 COMPLEX      DIRECTORSHIP
         ADDRESS                             DURING PAST                                OVERSEEN BY      HELD BY
  (YEARS OF SERVICE*)                          5 YEARS                                    DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS

William H. Foulk, Jr., #+,71       Investment adviser and an independent                      116          None
2 Sound View Dr., Suite 100        consultant. Formerly Senior Manager of
Greenwich, Connecticut 06830       Barrett Associates, Inc., a registered
(14)                               investment adviser, with which he had been
(Chairman of the Board)            associated since prior to 1999. Formerly
                                   Deputy Comptroller and Chief Investment
                                   Officer of the State of New York and, prior
                                   thereto, Chief Investment Officer of the New
                                   York Bank for Savings.

Ruth Block, #+, 73                 Formerly an Executive Vice President and                   97           None
500 SE Mizner Blvd.                Chief Insurance Officer of The Equitable Life
Boca Raton, FL 33432               Assurance Society of the United States;
(12)                               Chairman and Chief Executive Officer of Evlico;
                                   Director of Avon, BP (oil and gas), Ecolab, Inc.
                                   (specialty chemicals), Tandem Financial Group
                                   and Donaldson, Lufkin & Jenrette Securities
                                   Corporation; former Governor at Large
                                   National Association of Securities Dealers, Inc.

David H. Dievler, #+, 74           Independent consultant. Until December 1994,               101          None
P.O. Box 167                       Senior Vice President of Alliance Capital
Spring Lake, New Jersey 07762      Management Corporation ("ACMC")
(11)                               responsible for mutual fund administration.
                                   Prior to joining ACMC in 1984, Chief Financial
                                   Officer of Eberstadt Asset Management since
                                   1968. Prior to that, Senior Manager at Price
                                   Waterhouse & Co. Member of American
                                   Institute of Certified Public Accountants
                                   since 1953.

John H. Dobkin, #+, 62             Consultant. Formerly President of Save                     99           None
P.O. Box 12                        Venice, Inc. (preservation organization)
Annandale, NY 12504                from 2001-2002; a Senior Advisor from
(11)                               June 1999-June 2000 and President of Historic
                                   Hudson Valley (historic preservation) from
                                   December 1989-May 1999). Previously,
                                   Director of the National Academy of Design.
                                   During 1988-1992, Director and Chairman of
                                   the Audit Committee of ACMC.


                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________


                                                                                        PORTFOLIOS
                                              PRINCIPAL                                   IN FUND         OTHER
  NAME, AGE OF DIRECTOR                     OCCUPATION(S)                                 COMPLEX      DIRECTORSHIP
         ADDRESS                             DURING PAST                                OVERSEEN BY      HELD BY
  (YEARS OF SERVICE*)                          5 YEARS                                    DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Clifford L. Michel, #+, 64         Senior Counsel to the law firm of Cahill Gordon            98      Placer Dome, Inc.
15 St. Bernard's Road              & Reindel since February 2001 and a partner of
Gladstone, NJ 07934                that firm for more than twenty-five years prior
(11)                               thereto. He is President and Chief Executive
                                   Officer of Wenonah Development Company
                                   (investments) and a Director of Placer
                                   Dome, Inc. (mining).

Donald J. Robinson, #+, 69         Senior Counsel to the law firm of Orrick,                  97           None
98 Hell's Peak Road                Herrington & Sutcliffe LLP since prior to 1999.
Weston, VT 05161                   Formerly a senior partner and a member of the
(7)                                Executive Committee of that firm. Former
                                   member and Chairman of the Municipal
                                   Securities Rulemaking Board and a Trustee
                                   of the Museum of the City of New York.



*  There is no stated term of office for the Fund's Directors.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

                                       AllianceBernstein Institutional Reserves
_______________________________________________________________________________

OFFICERS OF THE FUND
Certain information concerning the Fund's Officers is listed below.


     NAME,                                PRINCIPAL                               PRINCIPAL
    ADDRESS*                             POSITION(S)                              OCCUPATION
    AND AGE                             HELD WITH FUND                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001.
                                                                    Prior thereto, he was Chief Executive Officer of
                                                                    Sanford C. Bernstein & Co., LLC since prior to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Cash Management Services with which she
                                                                    has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

John J. Kelley, 44                  Senior Vice President           Senior Vice President of ACMC**, with which he has
                                                                    been associated since prior to 1999.

William E. Oliver, 54               Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

John F. Chiodi, Jr., 38             Vice President                  Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

Maria R. Cona, Jr., 49              Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Joseph C. Dona, 43                  Vice President                  Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Eileen M. Murphy, 32                Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Maria C. Sazon, 38                  Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Acting General Counsel of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.

Mark D. Gersten, 53                 Treasurer and                   Senior Vice President of Alliance Global Investor
                                    Chief Financial Officer         Services, Inc. ("AGIS")** with which he has been
                                                                    associated since prior to 1999.

Thomas R. Manley, 52                Controller                      Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.




* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.

INTRESAR0404


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for each Portfolio's last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders;
(ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70. No other services were provided to each Portfolio during this period.


                                                                All Fees for
                                                            Non-Audit Services
                                                              Provided to the
                                                               Portfolio, the
                                                                  Adviser
                                    Audit-Related                and Service
                       Audit Fees   Fees (a) (b)   Tax Fees   Affiliates(a) (b)
-------------------------------------------------------------------------------
Government      2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848
California      2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848
New York        2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848
Prime           2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848
Tax-Free        2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848
Treasury        2003:    $16,600      $10,350       $7,500         $559,129
                2004:    $17,933       $5,283       $7,875         $881,848


(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,100 and $1,350, respectively, per portfolio for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 and $1,400, respectively, per portfolio for the year ended 2004, which were paid to Ernst & Young.

Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolios by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for each Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:


                                  Non-Audit Services Pre-Approved
                                      by the Audit Committee.
                          -----------------------------------------
                            Audit
                           Related        Tax
                           Fees (a)       Fees             Total(a)
                          -------------------------------------------
Government                  $10,868       $7,875          $18,743
California                  $10,868       $7,875          $18,743
New York                    $10,868       $7,875          $18,743
Prime                       $10,868       $7,875          $18,743
Tax-Free                    $10,868       $7,875          $18,743
Treasury                    $10,868       $7,875          $18,743


(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 & $1,400, respectively, per portfolio for the year ended 2004, which were paid to Ernst & Young.

  The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Form N-CSR requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR requirement not yet effective with respect to the registrant.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-------------------------------------------------------------------------------
11 (a) (1)     Code of ethics that is subject to the disclosure of Item 2 hereof

11 (b) (1)     Certification of Principal Executive Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)     Certification of Principal Financial Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Reserves, Inc.

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:    June 30, 2004
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:    June 30, 2004
         -------------

By:      /s/ Marc O. Mayer
         --------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    June 30, 2004
         -------------